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                                  SMITH BARNEY
                            PREMIUM TOTAL RETURN FUND
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               CLASSIC SERIES | ANNUAL REPORT | DECEMBER 31, 2000

                             [LOGO OF SMITH BARNEY]

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             NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE
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

ROSS S. MARGOLIES
PORTFOLIO MANAGER

[PHOTO]

Classic Series
Annual Report . December 31, 2000
SMITH BARNEY
PREMIUM TOTAL RETURN FUND

--------------------------------------------------------------------------------
ROSS S. MARGOLIES
--------------------------------------------------------------------------------

Ross S. Margolies has more than 19 years of securities business experience.


Education:    BA in Economics from John Hopkins
University; MBA in Finance from New York University


--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a competitive stream of income and to capture growth opportunities while attempting to limit downside risks.

--------------------------------------------------------------------------------
FUND FACTS
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FUND INCEPTION
--------------------------------------------------------------------------------
September 16, 1985

MANAGER'S INVESTMENT INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
18 Years

MANAGER TENURE
--------------------------------------------------------------------------------
1 Year


                               CLASS A       CLASS B       CLASS L       CLASS O
--------------------------------------------------------------------------------
NASDAQ                         SOPAX         SOPTX         SBPLX         SPTCX
--------------------------------------------------------------------------------
INCEPTION                      11/6/92       9/16/85       6/15/98       6/1/93
--------------------------------------------------------------------------------

Average Annual Total Returns as of December 31, 2000

                                     Without Sales Charges(1)
                                 Class A      Class B      Class L      Class O
--------------------------------------------------------------------------------
One-Year                           6.48%       5.87%        5.58%         5.97%
--------------------------------------------------------------------------------
Five-Year                         12.47       11.89          N/A         11.94
--------------------------------------------------------------------------------
Ten-Year                           N/A        13.50          N/A          N/A
--------------------------------------------------------------------------------
Since Inception +                 12.62       12.48         4.12         12.03
--------------------------------------------------------------------------------

                                    With Sales Charges(2)
                                 Class A      Class B      Class L      Class O
--------------------------------------------------------------------------------
One-Year                          1.16%        1.40%         3.65%       5.07%
--------------------------------------------------------------------------------
Five-Year                        11.33        11.77          N/A        11.94
--------------------------------------------------------------------------------
Ten-Year                          N/A         13.50          N/A         N/A
--------------------------------------------------------------------------------
Since Inception +                11.91        12.48          3.71       12.03
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B, L and O shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L and O shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Inception dates for Class A, B, L and O shares are November 6, 1992, September 16, 1985, June 15, 1998 and June 1, 1993, respectively.

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What's Inside

Your Investment in the Smith Barney
Premium  Total  Return  Fund ................................................ 1
A  Message from  the  Chairman .............................................. 2
Fund at a Glance ............................................................ 3
A  Letter  from  the  Portfolio Manager ..................................... 4
Historical  Performance ..................................................... 8
Growth  of  $10,000 .........................................................11
Schedule of  Investments ....................................................12
Statement  of Assets  and  Liabilities ......................................27
Statement of  Operations ....................................................28
Statements of  Changes  in  Net  Assets .....................................29
Notes  to  Financial Statements .............................................30
Financial  Highlights .......................................................36
Independent  Auditors'  Report ..............................................39
Tax Information .............................................................40

[LOGO OF SMITH BARNEY]

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Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
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

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         YOUR INVESTMENT IN THE SMITH BARNEY PREMIUM TOTAL RETURN FUND
--------------------------------------------------------------------------------

Income and Broad Market Participation with Some Downside Protection
Manager Ross S. Margolies and his team seek to uncover tomorrow's growth and income opportunities.

Diversification Matters
Because the best performing asset class can change from year to year, we believe investing across asset classes makes sense.Your investment in the Fund offers you a convenient way to participate in different asset classes.This combination may potentially help reduce overall risk to your portfolio. Keep in mind, diversification does not assure against market loss.

An Asset Allocation Model
Ross S. Margolies uses an asset allocation model which includes a combination of equity securities, fixed income securities with a participation in index futures, options and cash.* The strategic combination of these three elements looks to provide current income while maintaining the potential to provide most of the stock market's long-term appreciation, yet more downside protection than the market as a whole. Please note that the Fund's asset allocation is subject to change.

A Commitment to Managing Your Serious Money
SSB Citi Asset Management Group ("SSB Citi"), the investment management division of Citigroup, is comprised of Smith Barney Asset Management, Salomon Brothers Asset Management and Citibank Global Asset Management, organizations with powerful investment capabilities.

SSB Citi, as a member of one of the largest financial services providers in the world, offers you the benefits of our unparalleled global capabilities.

At SSB Citi, you gain access to portfolio management delivered professionally.We are proud to offer you, the serious investor, a variety of managed solutions.

* Please note that the Fund's asset allocation is subject to change. Futures (forward contracts traded on an established exchange) and options (contracts that represent the right to buy and sell an underlying asset by a specified time for a specified price) are also known as derivative contracts.A derivative is commonly defined as a financial instrument whose value is "derived" from, or based on, an underlying security, asset or index. Derivatives are subject to the same fundamental relationship between risk and potential return as are all investments.The higher the risk of a derivative, the greater its potential return.The lower the risk of the derivative, the lower its potential return.The Premium Total Return Fund may, but not need to, use derivative contracts, such as futures and options on securities, securities indices, options on futures, and swaps in order to hedge against the impact of adverse changes in the market value of portfolio securities because of changes in stock market prices or interest rates, as a substitute for buying and selling securities, and to increase the Fund's total return. Please note that even a small investment in derivative contracts can disproportionately increase losses and reduce opportunities for gains when stock prices and interest rates are changing. Moreover, the Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings.The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities.The use of derivatives can also make the Fund less liquid and harder to value, especially in declining markets. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.

  1 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

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                          A MESSAGE FROM THE CHAIRMAN
--------------------------------------------------------------------------------

The year 2000 began on a strong note, as investor appetite for "New Economy" stocks drove a sharp rally across global markets. Fears about Year 2000 technology disruptions were quickly dispelled and consumer confidence ran high.

The favorable environment began to change, however, when trends that had been overlooked in late 1999 began to take effect, such as increasing interest rates and the euro's persistent weakness against the U.S. dollar. The combination of these factors resulted in a sharp decline in stock prices later in the year, especially in the technology sector. Moreover, market volatility was high as investors grappled with the pronounced correction in many speculative stocks.

The Smith Barney Premium Total Fund ("Fund") is designed to offer investors participation in the stock market with some downside protection. Increasing levels of market volatility have recently become a part of the financial landscape, which in our view, clearly demonstrates the necessity of professional money management. As professional money managers, portfolio manager Ross Margolies and his investment team search for promising investment opportunities. The Fund's goal is to seek to participate in the capital growth potential of stocks with some downside risk controls along with a monthly dividend.


                           [PHOTO]
                           HEATH B. MCLENDON
                           CHAIRMAN


As the global economy becomes more balanced and the U.S. markets are marked by higher volatility and continued corporate earnings pressure, it has become more important than ever to choose an investment manager you trust.

When you invest with SSB Citi Asset Management Group ("SSB Citi"), you are backed by the experience and resources of one of the world's largest and most well-respected financial institutions.


We thank you for entrusting SSB Citi with the management of your assets.

Sincerely,

/s/ HEATH B. MCLENDON


Heath B. McLendon
Chairman

February 9, 2001

  2 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

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         Smith Barney Premium Total Return Fund at a Glance (unaudited)
--------------------------------------------------------------------------------

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Top Ten Holdings* ++
--------------------------------------------------------------------------------

 1. Federated Department Stores, Inc. ..................................... 3.3%
 2. Safeway Inc. .......................................................... 2.6
 3. Costco Wholesale Corp. ................................................ 2.5
 4. HCA - The Healthcare Co. .............................................. 1.8
 5. Hormel Foods Corp. .................................................... 1.7
 6. Verizon Communications ................................................ 1.7
 7. FleetBoston Financial Corp. ........................................... 1.5
 8. Diamond Offshore Drilling, Inc. ....................................... 1.5
 9. Alcoa Inc. ............................................................ 1.4
10. The Bank of New York Co., Inc. ........................................ 1.2


--------------------------------------------------------------------------------
Industry Diversification* +
--------------------------------------------------------------------------------

12.9% Financials
12.4% Communications
14.5% Consumer Non-Cyclicals
15.1% Consumer Cyclicals
 4.8% Energy
13.0% Healthcare
 3.9% Basic Materials
 0.5% Capital Goods
13.9% Real Estate Investment Trust
 8.9% Technology
 0.1% Other


--------------------------------------------------------------------------------
Investment Breakdown* ++
--------------------------------------------------------------------------------

 2.2% Corporate Short-Term Notes
10.3% Asset-Backed Securities
 4.8% Convertible Preferred Stock
 0.4% Preferred Stock
10.2% Convertible Bonds
26.7% Corporate Bonds
 1.2% Purchased Options
 0.7% Repurchase Agreement
43.5% Common Stock


* All information is as of December 31, 2000. Please note that Portfolio holdings are subject to change.
+    As a percentage of total common stock.
++   As a percentage of total investments.

 3 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

Dear Shareholder,

We are pleased to present the annual report for the Smith Barney Premium Total Return Fund ("Fund")1 for the year ended December 31, 2000. In this report, we discuss stock market conditions and review our investment strategy during the reporting period.A more detailed summary of performance and current holdings can be found in the sections that follow.We hope you find this report to be informative and useful.

Performance Update
For the year ended December 31, 2000, the Fund's Class A shares, without and with sales charges, returned 6.48 % and 1.16%, respectively. In comparison, the Standard and Poor's 500 Index ("S&P 500")2 returned a negative 9.10% for the same period. Past performance is not indicative of future results.

Investment Strategy
The Fund's goal is to seek to provide a competitive stream of income and to capture growth opportunities while attempting to limit downside risks. (Of course, no guarantees can be made that our goal will be met.)

At the same time, because the Fund seeks to limit its risk to be less than the overall stock market, the manager believes its annual volatility (i.e., a measure of risk) should be substantially lower than that of the S&P 500. (Again, no assurances can be made that the Fund will in fact have lower volatility than the S&P 500.)

Over shorter periods of time such as one year, our objective is to have the Fund post a total return (including dividends) of more than 75% of the S&P 500 during rising markets and participate in less than 75% of the stock market's decline during down years.

We also seek to determine whether a particular management is credible and the right team is in place to lead the company under consideration. Moreover, we carefully analyze the numbers to create a framework to ascertain a stock's valuation and risk.These and other factors are then weighed before we make a final judgement. If all of these factors lead us to conclude that the risk and reward trade-off of a particular security is favorable, we will then invest.

--------------------------------------------------------------------------------
        OUR CORE INVESTMENT STYLE IS CENTERED ON A "BOTTOM-UP"/3/ STOCK
       PICKING STRATEGY. WE FOCUS ON THOROUGHLY UNDERSTANDING A COMPANY'S
           BUSINESS, ITS STRATEGY, COMPETITIVE POSITION AND INDUSTRY.
--------------------------------------------------------------------------------

The Fund's portfolio is designed to meet a strict set of investment objectives. We use tools such as diversification, position weighting and asset allocation to determine exactly how much of each security to own in the portfolio. For instance, in the Fund, not only do our best ideas get higher weightings, our higher risk ideas get lower weightings.We also try to make sure that the Fund's portfolio has some exposure to important and growing parts of the economy.

-------------
1 Ross S. Margolies and his investment team were designated portfolio managers of the Fund on April 26, 1999. On June 30, 1999, the shareholders of the Fund approved a new sub-investment advisory agreement ("Agreement") with Salomon Brothers Asset Management Inc ("SaBAM").The Agreement will be in effect for an initial two-year period ended June 30, 2001, and may continue thereafter from year to year only if specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding voting shares of the Fund, and in either event, the vote of a majority of the non-interested Trustees. Please note that SaBAM has designated Ross S. Margolies, a Managing Director and Co-Chief Investment Officer of SaBAM, as well as his investment team, the new portfolio managers of the Fund.The Fund's investment objective - total return consisting of long-term capital appreciation and income - remains unchanged.
2 The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
3 Bottom-up investing is a search for outstanding performance of individual stocks before considering the impact of economic trends.

4    Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
                THE FUND SEEKS TO PROVIDE A COMPETITIVE STREAM OF
                INCOME AND TO CAPTURE GROWTH OPPORTUNITIES WHILE
             ATTEMPTING TO LIMIT DOWNSIDE RISKS. THE WAY WE SEEK TO
                 ACCOMPLISH THIS STRATEGY IS TO COMBINE EQUITIES
             (I.E., STOCKS AND CONVERTIBLES)4 WITH BONDS AND STOCK
         MARKET INDEX EXPOSURE (I.E., S&P INDEX FUTURES AND OPTIONS)./5/
--------------------------------------------------------------------------------

The bond portion of the portfolio provides most of the income while the stock portion should provide long-term appreciation potential based on our "bottom-up" stock selection process. In our view, the index exposure positions the Fund to participate with the stock market, in both directions, even if our equity investment approach is temporarily out of favor.While value strategies may be viable over the long term, both pure value6 and pure growth/7/ strategies are susceptible to significant periods of being out of favor with the market.We believe that our blend approach to stock holdings and index portions of the Fund's portfolio maintains some stock market participation under most conditions. In addition to our core investment strategy that seeks low volatility, we regularly buy some puts8 on the stock market as an added hedge against downside risk.

Market Commentary and Portfolio Update
What a difference a year makes.When we review 2000, and the update we provided you in last year's annual report, everything has changed. While the first ten weeks of 2000 were a continuation of the trends of 1999, an abrupt sell-off in biotechnology stocks triggered a change in market psychology spreading to all momentum areas such as technology. Nearly all the trends of 1999 were reversed as the year unfolded. As a result, after their 1999 period of perceived obsolescence, the tried and true ways of running companies and investing in their stocks made a roaring comeback. No longer were unprofitable sales and theoretical business plans more important than actual cash flow and profit. Stocks of companies that produced increasing losses declined while stable growers were rewarded. Companies with solid business strategies, barriers to entry, low cost structure and experienced management teams came back with a vengeance.

The Fund, which continues to be managed in the traditional fashion of using fundamental analysis and stock selection, outperformed the S&P 500 during the period despite a challenging environment. (Past performance is not indicative of future results.)

When we look at the top ten contributors to last year's performance we see a diversified mix of companies.These included companies from the consumer, technology, healthcare, energy and financial sectors.The Fund also had solid performance from the convertible securities in the portfolio, which often gives the Fund exposure to fast-growing companies but with potentially lower risk than buying their stocks.

The Fund's diversification of investment ideas is one of the hallmarks of our investment strategy. By having a mix of investments from different, often uncorrelated areas, we look to create a portfolio that seeks to generate high returns without increasing volatility. (Of course there is no guarantee that this objective will be achieved.) In addition, the Fund maintains a

4 Convertibles are corporate securities (usually preferred shares or bonds) that are exchangeable for a set number of another form (usually common shares) at a prestated price.

5 A future contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.An option is to buy or sell property that is granted in exchange for an agreed upon sum.

6 Value stocks are shares that are considered to be inexpensive relative to their asset values or earning power.

7 Growth stocks are shares of companies believed to exhibit the potential for faster-than-average growth within their industries.

8 Puts are options that increase in value when the market goes down, softening the impact of any decline on the portfolio.

 5 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders position in puts on the S&P 500 to provide an extra insurance policy with respect to downside protection in the event of a sharp stock market decline.

Looking forward to 2001, we see many of the long-term trends from 2000 intact while others are at a point of change.While the economic trend appears to be changing for the worse, we still believe that the Internet is one of the major technological innovations of our lifetimes. Likewise, we still believe that established companies will be the primary beneficiaries of the Internet as they implement new technology to increase sales and reduce costs. The "dot.com" bubble of 1999-2000 is fast unfolding and it is now clear to everyone that these start-ups will not inherit the earth.That said, with all the capital devoted to this new technology, some good ideas have emerged.When you look though the portfolio you will notice that for the first time we have added some positions in Internet related companies.True to our style, we have not bought concept stocks but instead focused on established Internet infrastructure companies such as:

 .    Genuity Inc. - One of this Tier One Internet backbone's predecessor companies was involved with forming the Internet;

 .    UnitedGlobalComm, Inc. and NTL Inc. - These cable companies are rolling out telephony and Internet access in their European markets, developing a "triple play" strategy of offering media, telephone and internet access all in one bundled package; and

 .    Verizon Communications and SBC Communications Inc. - These "baby bells"
     offer portfolios of telecom services including high speed Internet access through DSL (Digital Subscriber Line) technology.

In addition, during the period, we purchased some special situations like "dot.com" type companies based on are evaluation of their hard asset values. Our Doublclick Inc and Amazon.Com Inc. convertible positions represent "busted" convertibles.These bonds still have equity sensitivity but have declined in value to the point their market prices are well exceeded by the cash on the balance sheets of their issuing companies.Their yield to maturity at year end prices were 16.98% and 20.99% respectively.

--------------------------------------------------------------------------------
           OUR FINANCIAL ANALYSIS FOCUSES ON A COMPANY'S RESOURCES TO
         MEET ITS GOALS AND THE CONSISTENCY OF THE NUMBERS TO DETERMINE
            THEIR QUALITY (FOR INSTANCE, ARE RECEIVABLES GROWING MUCH
                FASTER THAN SALES, A SIGN THAT CURRENT SALES MAY
                          OVERSTATE A LONG-TERM TREND).
--------------------------------------------------------------------------------

In our investment strategy we do not expect all of these positions to generate returns. If we are correct, some of them may be top performers. At the same time, due to the depressed prices and strong asset coverage of our purchases, we sought to reduce the potential losses from our mistakes while seeking upside potential from these purchases. (Of course, we cannot say with any degree of certainty our strategy will in fact be successful.) Additionally, we maintain relatively small positions in what we believe to be the riskiest securities in order to further diversify risk.

When you look at the top ten positions in the Fund's portfolio at the end of 2000, you will notice some of them have emerged from our "bottom-up" stock selections. Stocks that will do well in a difficult economic environment (consumer staples and healthcare), stocks that do well when the economy starts to recover (retailers), and stocks with depressed valuations (telecommunications services, cyclicals and drillers) are all represented. We believe this is the result of analyzing the upside potential and business risks of the companies on an individual basis.

Despite our solid performance in technology last year, we have relatively low weights in this sector due to what we believe are deteriorating fundamentals that at year-end were not fully reflected in stock prices.As the market starts to recognize the difficulty


 6 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders that many technology companies may face in the 2001 through 2002 period, we think an opportunity may present itself to add to mainstream stocks in this sector.And while no guarantees can be given, we believe our holdings in telecom services have the potential to participate in the long-term growth of much of the technology sector as these companies are the fastest growing buyers of technology.And while no guarantees can be made,we are also hopeful that the healthcare services area will provide attractive return potential in 2001 and beyond due to consolidation, demographics, and recently enacted Medicare reimbursement legislation that may increase the industry's profitability. Of course, there are no guarantees that our expectation will be met and our holdings and weighting of these holdings in the portfolio are subject to change.

Whether our style is in favor, such as during the last nine months of 2000, or out of favor such as in the second half of 1999 when we began to manage the Fund, you should expect us to continue to apply our investment strategy consistently in the future. And while past performance is not indicative of future results, we hold true to our philosophy that growth in recurring sales, cash flow and earnings drives stock prices up over time. It is our approach to invest in those companies that have these characteristics and our belief that if we are successful at finding these companies the Fund can generate consistent returns regardless of the investment trend of the moment. (Of course, no assurance can be given that this will in fact occur.)

Thank you for your investment in the Smith Barney Premium Total Return Fund.

Sincerely,

/s/ Ross S. Margolies

Ross S. Margolies
Investment Officer

February 5, 2001

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 12 through 24 for a list and percentage breakdown of the Fund's holdings.Also, please note that any discussion of the Fund's holdings is as of December 31, 2000 and is subject to change.

 7 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------


                             Net Asset Value
                             ---------------
                           Beginning       End       Income    Capital Gain     Return        Total
Year Ended                  of Year      of Year    Dividends  Distributions  of Capital   Returns/(1)/
=======================================================================================================
12/31/00                     $18.07      $16.19      $0.77         $2.23        $0.00          6.48%
12/31/99                      21.38       18.07       0.49          3.86         0.00          5.37
12/31/98                      22.19       21.38       0.25          1.89         0.00          6.20
12/31/97                      19.14       22.19       0.38          1.25         0.00         25.19
12/31/96++                    17.40       19.14       0.16          0.47         0.00         13.80+
7/31/96                       16.33       17.40       0.37          0.91         0.00         14.76
7/31/95                       15.69       16.33       0.43          0.14         0.71         12.92
7/31/94                       15.65       15.69       0.55          0.52         0.21          8.65
Inception** -- 7/31/93        15.15       15.65       0.20          0.49         0.33         10.31+
=======================================================================================================
   Total                                             $3.60        $11.76        $1.25
=======================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------


                             Net Asset Value
                             ---------------
                           Beginning       End       Income    Capital Gain     Return        Total
Year Ended                  of Year      of Year    Dividends  Distributions  of Capital   Returns/(1)/
=======================================================================================================
12/31/00                     $17.94   $   16.05      $0.67         $2.23        $0.00          5.87%
12/31/99                      21.26       17.94       0.39          3.86         0.00          4.85
12/31/98                      22.17       21.26       0.23          1.89         0.00          5.64
12/31/97                      19.14       22.17       0.29          1.25         0.00         24.55
12/31/96++                    17.40       19.14       0.12          0.47         0.00         13.57+
7/31/96                       16.33       17.40       0.29          0.91         0.00         14.21
7/31/95                       15.69       16.33       0.34          0.14         0.72         12.36
7/31/94                       15.65       15.69       0.49          0.52         0.20          8.12
7/31/93                       15.21       15.65       0.19          0.63         0.44         11.68
7/31/92                       14.26       15.21       0.22          0.00         0.98         15.68
7/31/91                       13.30       14.26       0.24          0.00         0.96         17.53
=======================================================================================================
  Total                                              $3.47         $11.90       $3.30
=======================================================================================================

  8 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                             ---------------
                           Beginning       End       Income    Capital Gain     Return        Total
Year Ended                  of Year      of Year    Dividends  Distributions  of Capital   Returns/(1)/
=======================================================================================================
12/31/00                     $17.97      $16.08      $0.62         $2.23        $0.00          5.58%
12/31/99                      21.29       17.97       0.34          3.86         0.00          4.60
Inception**-- 12/31/98        23.06       21.29       0.00          1.82         0.00*         0.36+
=======================================================================================================
  Total                                              $0.96         $7.91        $0.00
=======================================================================================================

--------------------------------------------------------------------------------
   Historical Performance -- Class O Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                             ---------------
                           Beginning       End       Income    Capital Gain     Return        Total
Year Ended                  of Year      of Year    Dividends  Distributions  of Capital   Returns/(1)/
=======================================================================================================
12/31/00                     $17.95      $16.07      $0.68         $2.23        $0.00          5.97%
12/31/99                      21.28       17.95       0.40          3.86         0.00          4.83
12/31/98                      22.18       21.28       0.23          1.89         0.00          5.69
12/31/97                      19.15       22.18       0.30          1.25         0.00         24.60
12/31/96++                    17.41       19.15       0.12          0.47         0.00         13.58+
7/31/96                       16.33       17.41       0.29          0.91         0.00         14.30
7/31/95                       15.69       16.33       0.35          0.14         0.71         12.36
7/31/94                       15.65       15.69       0.49          0.52         0.20          8.12
Inception**-- 7/31/93         15.45       15.65       0.04          0.09         0.07          2.60+
=======================================================================================================
  Total                                              $2.90        $11.36        $0.98
=======================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                             ---------------
                           Beginning       End       Income    Capital Gain     Return        Total
Year Ended                  of Year      of Year    Dividends  Distributions  of Capital   Returns/(1)/
=======================================================================================================
12/31/00                     $18.22      $16.36      $0.81         $2.23        $0.00          6.81%
12/31/99                      21.49       18.22       0.53          3.86         0.00          5.72
12/31/98                      22.24       21.49       0.27          1.89         0.00          6.56
12/31/97                      19.17       22.24       0.44          1.25         0.00         25.61
12/31/96++                    17.42       19.17       0.18          0.47         0.00         13.95+
Inception**-- 7/31/96         17.57       17.42       0.21          0.46         0.00          2.93+
=======================================================================================================
  Total                                              $2.44        $10.16        $0.00
=======================================================================================================

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.

  9 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------


                                            Without Sales Charges/(1)/
                                 Class A    Class B   Class L   Class O  Class Y
================================================================================
Year Ended 12/31/00                6.48%     5.87%     5.58%     5.97%    6.81%
Five Years Ended 12/31/00         12.47     11.89       N/A     11.94     N/A
Ten Years Ended 12/31/00           N/A      13.50       N/A      N/A      N/A
Inception** through 12/31/00      12.62     12.48      4.12     12.03    12.39
================================================================================

                                                With Sales Charges(2)
                                 Class A    Class B   Class L   Class O  Class Y
================================================================================
Year Ended 12/31/00                1.16%     1.40%     3.65%     5.07%    6.81%
Five Years Ended 12/31/00         11.33     11.77       N/A     11.94     N/A
Ten Years Ended 12/31/00           N/A      13.50       N/A      N/A      N/A
Inception** through 12/31/00      11.91     12.48      3.71     12.03    12.39
================================================================================



--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------


                                                      Without Sales Charges/(1)/
================================================================================
Class A (Inception** through 12/31/00)                         163.62%
Class B (12/31/90 through 12/31/00)                            254.87
Class L (Inception** through 12/31/00)                          10.83
Class 0 (Inception** through 12/31/00)                         136.74
Class Y (Inception** through 12/31/00)                          77.28
================================================================================

(1) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B, L and O shares.
(2) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC occurs. Class L and O shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
*    Amount represents less than $0.01 per share.
++ For the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year end of the Fund.
+ Total return is not annualized, as it may not be representative of the total return for the year.
** Inception dates for Class A, B, L, O and Y shares are November 6, 1992, September 16, 1985, June 15, 1998, June 1, 1993 and February 7, 1996,
     respectively.

 10 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class B Shares of the
Smith Barney Premium Total Return Fund vs. Standard & Poor's 500 Index+
--------------------------------------------------------------------------------
December 1990-- December 2000

                                    [GRAPH]

                                 Smith Barney
                           Premium Total Return Fund       S&P 500
                           -------------------------       -------
               12/90                 10,206                  9,690
               6/91                                         11,068
               12/91                 13,153                 12,636
               6/92                                         12,551
               12/92                 14,810                 13,598
               6/93                                         14,259
               12/93                 16,466                 14,964
               6/94                                         14,459
               12/94                 16,947                 15,161
               6/95                                         18,222
               12/95                 20,648                 20,852
               6/96                                         23,287
               12/96                 24,796                 24,035
               6/97                                         28,986
               12/97                 30,884                 32,053
               6/98                                         37,732
               12/98                 32,626                 41,219
               6/99                                         46,322
               12/99                 34,209                 49,889
               6/00                                         48,243
               12/00                 35,487                 46,852

+ Hypothetical illustration of $10,000 invested in Class B shares on December 31, 1990, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 2000, compared to the Standard & Poor's 500 Index. The index is composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

 11 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments                                        December 31, 2000
--------------------------------------------------------------------------------

   SHARES                      SECURITY                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCK-- 43.5%
Advertising-- 0.0%
    5,734       Catalina Marketing Corp.(a)(b)                    $     223,268
--------------------------------------------------------------------------------
Basic Industries-- 1.7%
  853,941       Alcoa Inc.                                           28,607,024
    8,060       The Dow Chemical Co. (a)                                295,197
    4,920       International Paper Co.                                 200,797
    7,921       Lancaster Colony Corp.                                  222,283
    2,680       Methode Electronics, Inc., Class A Shares                61,472
   23,603       Myers Industries, Inc.                                  342,243
  400,000       PolyOne Corp.                                         2,350,000
    8,458       Reliance Steel & Aluminum Co.                           209,335
    6,980       The Shaw Group Inc. (b)                                 349,000
   14,958       The Timken Co.                                          226,240
    8,189       Tuscarora Inc.                                          108,504
    8,525       UPM-Kymmene Oyj                                         292,534
   10,190       Watts Industries, Inc., Class A Shares                  141,386
    7,422       West Pharmaceutical Services, Inc.                      182,303
--------------------------------------------------------------------------------
                                                                     33,588,318
--------------------------------------------------------------------------------

Capital Goods-- 0.2%
   13,245       D.R. Horton, Inc.                                       323,675
   41,371       General Electric Co.                                  1,983,222
    6,700       Honeywell International Inc.                            316,994
   30,837       JLG Industries, Inc.                                    327,643
   10,575       Kaydon Corp.                                            263,053
    3,364       Mettler-Toledo International Inc. (b)                   182,917
   11,136       United Technologies Corp.                               875,568
--------------------------------------------------------------------------------
                                                                      4,273,072
--------------------------------------------------------------------------------

Communications-- 5.4%
    9,871       ALLTEL Corp.                                            616,321
   12,102       BellSouth Corp.                                         495,426
   60,000       Celeritek, Inc. (b)                                   2,287,500
  500,000       Dobson Communications Corp., Class A Shares (b)       7,312,500
  160,000       General Motors Corp., Class H Shares                  3,680,000
3,250,000       Genuity Inc. (b)                                     16,453,125
  150,000       Rogers Wireless Communications Inc.,
                Class B Shares (b)                                    2,653,125
  283,809       SBC Communications Inc.                              13,551,880
1,100,000       UnitedGlobalCom, Inc., Class A Shares (a)(b)         14,987,500
  660,000       Verizon Communications (c)                           33,082,500
    3,008       Western Wireless Corp., Class A Shares (b)              117,876
  878,000       WorldCom, Inc. (b)                                   12,292,000
--------------------------------------------------------------------------------
                                                                    107,529,753
--------------------------------------------------------------------------------
Consumer Cyclicals-- 6.6%
    3,623       Cost Plus, Inc. (b)                                     106,426
1,250,000       Costco Wholesale Corp. (a)(b)(c),                    49,921,875
1,877,200       Federated Department Stores, Inc. (b)(c)             65,702,000
    7,330       O'Reilly Automotive, Inc. (a)(b)                        196,077
1,200,000       Staples, Inc. (b)                                    14,175,000
    7,037       Superior Industries International, Inc.                 222,105
    4,768       The Timberland Co., Class A Shares (b)                  318,860

                      See Notes to Financial Statements.

 12 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 2000
--------------------------------------------------------------------------------

   SHARES                      SECURITY                                   VALUE
--------------------------------------------------------------------------------

Consumer Cyclicals -- 6.6% (continued)
    8,690       Tropical Sportswear International Corp. (b)            $120,574
    2,392       Wal-Mart Stores, Inc.                                   127,075
   22,571       Wolverine World Wide, Inc.                              344,208
--------------------------------------------------------------------------------
                                                                     131,234,200
--------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 6.3%
  110,000       About.com, Inc. (b)                                   2,963,125
  200,000       Alberto-Culver Co., Class A Shares                    7,287,500
  200,000       AT&T Corp. - Liberty Media Corp., Class A Shares (b)  2,712,500
   11,883       Aztar Corp. (b)                                         153,736
  600,000       Delhaize America, Inc.                               10,612,500
   16,241       The Gillette Co.                                        586,706
1,881,000       Hormel Foods Corp.                                   35,033,625
   15,028       Kimberly-Clark Corp.                                  1,062,329
    2,787       The McGraw-Hill Co., Inc.                               163,388
  170,000       The News Corp. Ltd., ADR (a)                          4,940,625
    3,427       PepsiCo, Inc.                                           169,851
  280,900       PRIMEDIA Inc. (a)(b)                                  3,353,244
  840,000       Safeway Inc. (a)(b)(c)                               52,500,000
   31,989       Schultz Sav-O Stores, Inc.                              343,882
  270,000       Sinclair Broadcast Group, Inc., Class A Shares (b)    2,708,437
   50,000       Young Broadcasting Inc., Class A Shares (b)           1,674,219
--------------------------------------------------------------------------------
                                                                    126,265,667
--------------------------------------------------------------------------------
Energy-- 2.1%
    6,686       Atwood Oceanics, Inc. (b)                               292,914
    2,262       Cleco Corp.                                             123,845
    2,332       Coflexip SA, ADR                                        146,624
   12,521       Conoco Inc., Class A Shares                             358,414
  140,000       Devon Energy Corp. (a)                                8,535,800
  750,000       Diamond Offshore Drilling, Inc. (a)                  30,000,000
    2,065       Exelon Corp.                                            144,984
    7,851       Exxon Mobile Corp.                                      682,546
    6,269       Halliburton Co. (a)                                     227,251
    4,440       Hanover Compressor Co. (a)(b)                           197,857
    9,152       Nuevo Energy Co. (b)                                    158,444
    3,770       Precision Drilling Corp. (b)                            141,611
   11,644       R&B Falcon Corp. (b)                                    267,084
   11,612       Rowan Co., Inc. (b)                                     313,524
    6,306       Tidewater Inc.                                          279,829
--------------------------------------------------------------------------------
                                                                     41,870,727
--------------------------------------------------------------------------------
Financials-- 5.6%
    2,011       Affiliated Managers Group, Inc. (b)                     110,354
    3,538       American National Insurance Co.                         258,274
    7,509       Bank of America Corp.                                   344,475
  450,000       The Bank of New York Co., Inc.                       24,834,375
    6,616       Banknorth Group, Inc.                                   131,907
    5,664       Chase Manhattan Bank Corp. (a)(b)(d)                    257,358
    1,361       The Chubb Corp.                                         117,726
    4,894       Cullen/Frost Bankers, Inc.                              204,630
    4,993       Fannie Mae                                              433,143

                      See Notes to Financial Statements.

 13 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 2000
--------------------------------------------------------------------------------

   SHARES                      SECURITY                                   VALUE
--------------------------------------------------------------------------------

Financials -- 5.6% (continued)
  800,000       FleetBoston Financial Corp. (a)                   $  30,050,000
  300,000       Freddie Mac                                          20,662,500
  200,000       Golden State Bancorp Inc. (b)                         6,287,500
   12,305       Harleysville Group Inc.                                 359,921
    1,711       The Hartford Financial Services Group, Inc.             120,839
    1,141       Marsh & McLennan Co., Inc.                              133,497
   11,296       Mellon Financial Corp.                                  555,622
    7,961       Merrill Lynch & Co., Inc.                               542,841
  400,000       North Fork Bancorporation, Inc.                       9,825,000
   20,533       PBOC Holdings, Inc. (b)                                 195,705
    3,673       The PMI Group, Inc.                                     248,616
   22,582       Presidential Life Corp.                                 337,319
   13,965       Professionals Group, Inc. (b)                           336,033
    1,983       SEI Investments Co. (a)                                 222,096
    3,230       StanCorp Financial Group, Inc.                          154,232
   50,000       Transatlantic Holdings, Inc.                          5,293,750
   89,544       United Overseas Bank Ltd.                               671,309
    3,267       Westamerica Bancorporation                              140,481
  100,000       XL Capital Ltd., Class A Shares                       8,737,500
      412       Zurich Financial Services AG (b)                        248,395
--------------------------------------------------------------------------------
                                                                    111,815,398
--------------------------------------------------------------------------------
Healthcare -- 5.7%
   43,000       Abbott Laboratories                                   2,082,813
   52,000       Alpharma Inc., Class A Shares (a)                     2,281,500
    8,094       American Home Products Corp.                            514,374
   28,000       Baxter International Inc.                             2,472,750
   48,000       Biomet, Inc.                                          1,905,000
    2,884       Block Drug Co., Inc., Class A Shares                    151,951
  255,821       Bristol-Myers Squibb Co.                             18,914,765
    1,606       Enzon, Inc. (b)                                          99,672
    1,564       Gilead Sciences, Inc. (a)(b)                            129,714
  820,400       HCA - The Healthcare Co. (a)                         36,105,804
   65,000       Health Management Associates, Inc.,
                Class A Shares (a)(b)                                 1,348,750
      935       IDEC Pharmaceuticals Corp. (a)(b)                       177,241
   30,625       Invitrogen Corp. (b)                                  2,645,234
    4,962       Johnson & Johnson (a)                                   521,320
  110,000       Ligand Pharmaceuticals Inc., Class B Shares (b)       1,540,000
      586       Medarex, Inc. (b)                                        23,879
    1,508       Medicis Pharmaceutical Corp., Class A Shares (b)         89,160
  120,000       Merck & Co., Inc.                                    11,235,000
    2,933       Millenium Pharmaceuticals, Inc. (b)                     181,479
   20,000       Millipore Corp.                                       1,260,000
      255       Novartis AG                                             450,834
  287,000       Novartis AG, ADR (a)                                 12,843,250
  143,855       Pfizer Inc.                                           6,617,330
   73,000       Schering-Plough Corp.                                 4,142,750
    3,073       Shire Pharmaceuticals Group PLC, ADR (a)(b)             141,550
   52,000       St. Jude Medical, Inc. (a)                            3,194,750
   20,400       Universal Health Services, Inc., Class B Shares       2,279,700
--------------------------------------------------------------------------------
                                                                    113,350,570
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 14 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 2000
--------------------------------------------------------------------------------

   SHARES                      SECURITY                                   VALUE
--------------------------------------------------------------------------------

Real Estate Investment Trust -- 6.0%
   80,000       Alexandria Real Estate Equities, Inc.              $  2,975,000
  240,000       AMB Property Corp.                                    6,195,000
  150,000       Apartment Investment & Management Co.,
                Class A Shares                                        7,490,625
  295,000       Archstone Communities Trust (a)                       7,596,250
  100,000       Avalonbay Communities, Inc.                           5,012,500
   94,200       Boston Properties, Inc.                               4,097,700
  175,000       BRE Properties, Inc., Class A Shares                  5,545,313
  105,000       Cabot Industrial Trust                                2,014,687
  190,000       CarrAmerica Realty Corp. (a)                          5,949,375
  135,000       Charles E. Smith Residential Realty, Inc.             6,345,000
  151,500       Cousins Properties, Inc.                              4,232,531
  365,000       Equity Office Properties Trust                       11,908,125
  185,000       Equity Residential Properties Trust                  10,232,813
  145,000       Kimco Realty Corp.                                    6,407,188
   60,000       Pacific Gulf Properties, Inc.                           367,500
  110,000       Pan Pacific Retail Properties,  Inc.                  2,454,375
  270,000       ProLogis Trust                                        6,007,500
  160,000       PS Business Parks, Inc., Class A Shares               4,448,000
  185,000       Public Storage, Inc.                                  4,497,813
  165,000       Reckson Associates Realty Corp. (a)                   4,135,313
  180,000       Regency Realty Corp.                                  4,263,750
  100,000       Simon Property Group, Inc.                            2,400,000
  125,000       Spieker Properties, Inc.                              6,265,625
--------------------------------------------------------------------------------
                                                                    120,841,983
--------------------------------------------------------------------------------
Technology -- 3.8%
   10,372       Activision, Inc. (b)                                    156,877
   60,000       ADC Telecommunications, Inc. (a)(b)                   1,087,500
   86,000       Advanced Micro Devices, Inc. (b)                      1,187,875
    4,294       Aeroflex Inc. (b)                                       123,788
   40,000       Amdocs Ltd. (a)(b)                                    2,650,000
   30,000       America Online, Inc. (b)                              1,044,000
    2,316       Applied Micro Circuits Corp. (a)(b)                     173,809
    8,075       Baldor Electric Co.                                     170,584
   80,000       Beckman Coulter, Inc.                                 3,355,000
    1,986       The BISYS Group, Inc. (b)                               103,520
   35,000       Celestica Inc. (a)(b)                                 1,898,750
  256,375       Cisco Systems, Inc. (b)                               9,806,344
  310,000       Compaq Computer Corp.                                 4,665,500
   30,000       Comverse Technology, Inc. (a)(b)                      3,258,750
   22,387       Creative Technology Ltd.                                249,055
    6,268       Diebold, Inc. (a)                                       209,194
   40,000       EMC Corp. (b)                                         2,660,000
    3,933       EMCORE Corp. (b)                                        184,851
    3,200       Emulex Corp. (b)                                        255,800
    9,112       ESCO Technologies Inc. (b)                              188,504
    1,075       Exar Corp. (b)                                           33,308
    7,961       First Data Corp.                                        419,445
   53,500       Intel Corp.                                           1,618,375
   36,497       International Business Machines Corp.                 3,102,245
   50,000       Jabil Circuit, Inc. (b)                               1,268,750
    1,813       Macromedia, Inc. (b)                                    110,140

                      See Notes to Financial Statements.

 15 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 2000
--------------------------------------------------------------------------------

   SHARES                      SECURITY                                   VALUE
--------------------------------------------------------------------------------

Technology -- 3.8% (continued)
    1,396       Macrovision Corp. (b)                               $   103,326
   22,041       Mercury Interactive Corp. (b)                         1,989,200
   82,512       Microsoft Corp. (b)                                   3,578,958
    3,141       National Instruments Corp. (b)                          152,535
   16,690       Newport Corp. (a)                                     1,311,990
   50,000       Nortel Networks Corp. (a)                             1,603,125
   50,000       NVIDIA Corp. (a)(b)                                   1,638,281
    5,655       Oak Technology, Inc. (b)                                 49,128
   50,000       Oracle Corp. (a)(b)                                   1,453,125
  220,000       Palm, Inc. (b)                                        6,228,750
    5,498       REMEC, Inc. (b)                                          52,918
    8,460       The Reynolds and Reynolds Co., Class A Shares           171,315
   45,000       Siebel Systems, Inc. (a)(b)                           3,043,125
  115,000       Sun Microsystems, Inc. (b)                            3,205,625
      255       Syngenta AG (b)                                          13,690
   25,000       Tektronix, Inc. (b)                                     842,187
    6,460       Teleflex Inc.                                           285,451
  986,000       3Com Corp. (b)                                        8,381,000
   29,513       TranSwitch Corp. (a)(b)                               1,154,696
    4,900       Varian Inc. (b)                                         165,987
   50,000       Wind River Systems, Inc. (b)                          1,706,250
--------------------------------------------------------------------------------
                                                                     77,112,626
--------------------------------------------------------------------------------

Transportation -- 0.1%
    4,230       Atlantic Coast Airlines Holdings, Inc. (b)              172,901
    9,382       ENSCO International Inc. (a)                            319,574
   26,490       Kenan Transport Co.                                     639,071
    6,382       Midwest Express Holdings, Inc. (b)                       93,736
--------------------------------------------------------------------------------
                                                                      1,225,282
--------------------------------------------------------------------------------

Utilities -- 0.0%
    1,656       Duke Energy Corp.                                       141,174
    7,961       El Paso Energy Corp. (a)                                570,207
    2,504       The Williams Co., Inc.                                  100,003
--------------------------------------------------------------------------------
                                                                        811,384
--------------------------------------------------------------------------------
                TOTAL COMMON STOCK
                (Cost -- $725,818,587)                              870,142,248
================================================================================
CONVERTIBLE PREFERRED STOCK -- 4.8%
Basic Industries -- 0.3%
  150,000       International Paper Capital Trust, 5.250%
                due 7/20/25                                           6,825,000
--------------------------------------------------------------------------------
Capital Goods -- 0.2%
  200,000       Ingersoll-Rand Co., 6.750% due 5/16/01                4,262,500
--------------------------------------------------------------------------------
Communications -- 0.2%
  200,000       UnitedGlobalCom, Inc., Series C, 7.000% (a)           4,175,000
--------------------------------------------------------------------------------
Consumer Cyclicals -- 0.5%
  200,000       Wendy's Financing I, Series A, 5.000% due 9/15/26    10,900,000
--------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 0.2%
  125,000       Sinclair Broadcast Group, Inc., 6.000%                3,531,250
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 16 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 2000
--------------------------------------------------------------------------------

   SHARES                      SECURITY                                   VALUE
--------------------------------------------------------------------------------
Energy -- 1.9%
  200,000       Kerr-McGee Corp., 5.500% due 8/2/04                 $11,025,000
  107,000       Nuevo Financing I, Series A, 5.750% due 12/15/26      2,835,500
1,000,000       Tesoro Petroleum Corp., 7.250% due 7/1/01            12,000,000
  200,000       Tosco Financing Trust, 5.750% due 12/15/26           11,225,000
--------------------------------------------------------------------------------
                                                                     37,085,500
--------------------------------------------------------------------------------
Real Estate Investment Trust -- 1.0%
  230,000       General Growth Properties, Inc., 7.250% due 7/15/08   5,635,000
  120,000       Reckson Associates Realty Corp., Series A, 7.625%     2,880,000
  185,000       SL Green Realty Corp., 8.000% due 4/15/08             5,607,813
  110,000       Vornado Realty Trust, Series A, 6.500%                5,940,000
--------------------------------------------------------------------------------
                                                                     20,062,813
--------------------------------------------------------------------------------
Utilities -- 0.5%
--------------------------------------------------------------------------------
  150,000       Dominion Resources, Inc., 9.500% due 11/16/04         9,375,000
--------------------------------------------------------------------------------
                TOTAL CONVERTIBLE PREFERRED STOCK
                (Cost -- $95,812,818)                                96,217,063
================================================================================
PREFERRED STOCK -- 0.4%
Communications -- 0.3%
   60,615       CSC Holdings Inc., Series M, 11.125% due 4/1/08       6,425,200
--------------------------------------------------------------------------------
Energy -- 0.1%
   75,000       Suncor Energy, Inc., 9.125% due 3/31/48 (a)           1,884,375
--------------------------------------------------------------------------------
Financials -- 0.0%
    7,363       ComEd Financing I, 8.480% due 9/30/35                   183,615
--------------------------------------------------------------------------------
                TOTAL PREFERRED STOCK
                (Cost -- $8,409,223)                                  8,493,190
================================================================================
    FACE
   AMOUNT   RATING+               SECURITY                             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS -- 26.7%
Basic Industries -- 2.4%
$ 7,455,000 BB     AK Steel Corp., Company Gtd., 7.875% due 2/15/09   6,653,588
  7,000,000 B      Avecia Group PLC, Company Gtd., 11.000%
                      due 7/1/09                                      6,947,500
                   Fort James Corp., Notes:
    200,000 BBB-      6.234% due 3/15/01                                199,175
  3,000,000 BBB-      6.700% due 11/15/03                             2,849,796
  4,750,000 B+     Huntsman ICI Chemicals, Company Gtd., 10.125%
                      due 7/1/09                                      4,643,125
                   ICI Wilmington:
  4,000,000 BBB+      Company Gtd., 6.750% due 9/15/02                3,991,124
  2,000,000 BBB+      Notes, 7.500% due 1/15/02                       2,001,192
    290,000 B      Jordan Industries Inc., Sr. Notes, Series D,
                      10.375% due 8/1/07                                245,050
    129,000 NR     Key Plastics Inc., Company Gtd., Series B, 10.250%
                      due 3/15/07 (b)(e)                                  5,805
  5,000,000 BB     Lyondell Chemical Co., Secured, Series B, 9.875%
                      due 5/1/07                                      4,862,500
  2,500,000 BB     Norampac Inc., Sr. Notes, 9.500% due 2/1/08        2,512,500
  2,500,000 B      P&L Coal Holdings Corp., Company Gtd., Series B,
                      9.625% due 5/15/08                              2,503,125
  5,000,000 B      Polymer Group Inc., Company Gtd., Series B, 8.750%
                      due 3/1/08                                      3,225,000
 10,000,000 CCC+   Renco Metals Inc., Sr. Notes, 11.500% due 7/1/03   1,050,000
  7,000,000 BBB+   Temple-Inland, Debentures, 9.000% due 5/1/01       7,038,353
--------------------------------------------------------------------------------
                                                                     48,727,833
--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

 17 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 2000
--------------------------------------------------------------------------------

      FACE
     AMOUNT         RATING+                                SECURITY                                                         VALUE
====================================================================================================================================
Capital Goods -- 2.8%
$    10,000,000     B+       Allied Waste North America, Company Gtd., Series B, 10.000% due 8/1/09                   $   9,475,000
                             American Standard, Inc.:
      5,000,000     BB+         Company Gtd., 8.250% due 6/1/09                                                           4,775,000
      2,847,000     BB+         Debentures, 9.250% due 12/1/16                                                            2,854,118
      5,000,000     B        BE Aerospace Inc., Sr. Sub. Notes, Series B, 9.875% due 2/1/06                               5,037,500
      2,000,000     B-       Blount Inc., Company Gtd., 13.000% due 8/1/09 (a)                                            1,550,000
      4,500,000     BBB+     Hanson Overseas B.V., Sr. Notes, 7.375% due 1/15/03                                          4,549,253
      5,000,000     B+       Newport News Shipbuilding, Sr. Sub. Notes, 9.250% due 12/1/06                                5,100,000
      7,500,000     B-       Nortek Inc., Sr. Sub. Notes, 9.875% due 3/1/04 (a)                                           7,031,250
      9,000,000     BB       Sequa Corp., Sr. Notes, 9.000% due 8/1/09                                                    8,977,500
      7,000,000     BBB      Waste Management, Inc., Company Gtd., 6.000% due 5/15/01                                     6,917,512
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         56,267,133
------------------------------------------------------------------------------------------------------------------------------------

Communications -- 4.5%
      7,500,000     B+       Adelphia Communications, Sr. Notes, Series B, 8.375% due 2/1/08                              6,487,500
     10,000,000     B+       Charter Communications Hldgs. LLC, Sr. Disc. Notes,
                                zero coupon until 1/15/05 thereafter 11.750% due 1/15/10                                  5,850,000
      7,275,000     BB-      CSC Holdings Inc., Sr. Sub. Notes, 9.875% due 5/15/06 (f)                                    7,456,875
      5,000,000     B        Dobson Communications Corp., Sr. Notes, 10.875% due 7/1/10 (a)                               4,950,000
      5,000,000     B+       Energis PLC, Sr. Notes, 9.750% due 6/15/09                                                   4,575,000
      5,000,000     BB       Global Crossing Hldg. Ltd., Company Gtd., 9.625% due 5/15/08                                 4,725,000
     10,000,000     BBB      Metronet Communications, Sr. Disc. Notes,
                                zero coupon until 6/15/03 thereafter 9.950% due 6/15/08                                   8,112,500
                             Nextel Communications, Sr. Disc. Notes:
     10,000,000     B           Zero coupon until 9/15/02 thereafter 10.650% due 9/15/07                                  7,925,000
      1,750,000     B           Zero coupon until 10/31/02 thereafter 9.750% due 10/31/07                                 1,299,375
     15,000,000     B        NTL Communications Corp., Sr. Notes, Series B, zero coupon until 10/1/03
                                thereafter 12.375% due 10/1/08                                                            8,175,000
      7,000,000     B+       Price Communications Wireless, Inc., Company Gtd., Series B,
                                9.125% due 12/15/06                                                                       7,122,500
      2,000,000     BB+      Rogers Cantel Mobile Communications, Debentures, 9.375% due 6/1/08                           2,070,000
     12,000,000     B+       TeleWest Communications PLC, Debentures,
                                zero coupon until 10/1/00, thereafter 11.000% due 10/1/07                                10,740,000
                             United Pan-Europe Communications NV, Sr. Notes, Series B:
      9,500,000     B           11.250% due 11/1/09 (a)                                                                   6,127,500
      1,000,000     B           11.250% due 2/1/10                                                                          650,000
      5,000,000     B-       UnitedGlobalCom, Inc., Sr. Disc. Notes, Series B,
                                zero coupon until 2/15/03 thereafter 10.750% due 2/15/08                                  2,075,000
      5,000,000     CCC+     U.S. Unwired, Inc., Company Gtd., Series B,
                                zero coupon until 11/1/04 thereafter 13.375% due 11/1/09                                  2,300,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         90,641,250
------------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals -- 2.4%
      4,000,000     A        DaimlerChrysler North America Holding Co., Company Gtd., 7.125% due 4/10/03                  4,010,812
                             Federated Department Stores, Sr. Notes:
      4,235,000     BBB+        8.500% due 6/15/03                                                                        4,360,212
      5,000,000     BBB+        8.500% due 6/1/10 (a)                                                                     5,231,320
      3,000,000     BBB      Goodyear Tire & Rubber, Notes, 8.125% due 3/15/03                                            2,797,479
     10,000,000     BB       HMH Properties, Inc., Sr. Notes, Series C, 8.450% due 12/1/08                                9,750,000
      5,000,000     B-       JL French Auto Casting, Company Gtd., Series B, 11.500% due 6/1/09                           2,725,000
      4,000,000     BB+      Navistar International Corp., Sr. Sub. Notes, Series B, 8.000% due 2/1/08                    2,940,000
      5,000,000     A-       Sears Roebuck Acceptance, Notes, 6.900% due 8/1/03                                           5,003,940
      5,000,000     BBB      TRW Inc., Notes, 6.450% due 6/15/01                                                          4,988,570

                      See Notes to Financial Statements.

 18 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 2000
--------------------------------------------------------------------------------

      FACE
     AMOUNT         RATING+                                SECURITY                                                         VALUE
====================================================================================================================================
Capital Goods -- 2.8%
Consumer Cyclicals -- 2.4% (continued)
$     8,250,000     BB-      WestPoint Stevens, Inc., Sr. Notes, 7.875% due 6/15/05                                   $   6,187,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         47,994,833
------------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 3.7%
      7,000,000     BBB-     A.H. Belo Corp., Sr. Notes, 6.875% due 6/1/02                                                6,918,254
      5,000,000     CCC      AirGate PCS Inc., Sr. Sub. Notes, zero coupon until 10/1/04
                                thereafter 13.500% due 10/1/09                                                            2,875,000
      5,000,000     CCC      Ameriking Inc., Sr. Notes, 10.750% due 12/1/06                                               2,025,000
        129,000     BB-      Avis Group Holdings Inc., Company Gtd., 11.000% due 5/1/09                                     139,643
      7,500,000     B+       Aztar Corp., Sr. Sub. Notes, 8.875% due 5/15/07                                              7,275,000
      5,000,000     B-       Duane Reade Inc., Company Gtd., 9.250% due 2/15/08                                           4,325,000
      5,500,000     BBB      The Earthgrains Co., Notes, 8.375% due 8/1/03                                                5,545,936
      5,750,000     BB+      Harrah's Operating Co., Inc., Company Gtd., 7.875% due 12/15/05                              5,735,625
     10,000,000     B+       Horseshoe Gaming Holdings, Company Gtd., Series B, 8.625% due 5/15/09                        9,837,500
      5,000,000     B+       Mail-Well I Corp., Company Gtd., Series B, 8.750% due 12/15/08                               3,525,000
      1,000,000     BB+      MGM Grand Inc., Company Gtd., 9.750% due 6/1/07                                              1,050,000
                             Park Place Entertainment Inc., Sr. Sub. Notes:
      5,000,000     BB+         7.875% due 12/15/05                                                                       4,912,500
      5,000,000     BB+         8.875% due 9/15/08 (a)                                                                    5,075,000
      5,000,000     B-       Premier International Foods Corp., Sr. Notes, 12.000% due 9/1/09                             4,125,000
      6,000,000     CCC+     Revlon Consumer Products, Sr. Notes, 8.125% due 2/1/06 (a)                                   4,380,000
      6,000,000     BB+      Rogers Cable Systems Inc., Sr. Notes, Series B, 10.000% due 3/15/05                          6,360,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         74,104,458
------------------------------------------------------------------------------------------------------------------------------------
Consumer Services -- 1.7%
      6,625,000     BBB      Cendant Corp., Notes, 7.750% due 12/1/03                                                     6,454,155
     10,000,000     BB-      Hollinger International Publishing, Company Gtd., 9.250% due 3/15/07                        10,050,000
      5,000,000     BB-      K-III Communication Corp., Company Gtd., Series B, 8.500% due 2/1/06                         4,875,000
      3,000,000     B        Pierce Leahy Corp., Sr. Sub. Notes, 11.125% due 7/15/06                                      3,165,000
      4,000,000     BB-      Service Corp. International, Notes, 6.750% due 6/1/01 (a)                                    3,840,000
                             Sun Media Corp., Sr. Sub. Notes:
      3,500,000     BB-         9.500% due 2/15/07                                                                        3,416,875
      1,500,000     BB-         9.500% due 5/15/07                                                                        1,464,375
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         33,265,405
------------------------------------------------------------------------------------------------------------------------------------
Energy -- 1.6%
      2,500,000     BBB+     Empresa Electrica Pehuenche, Notes, 7.300% due 5/1/03                                        2,490,700
      3,000,000     BBB+     Enron Corp., Debentures, 9.125% due 4/1/03                                                   3,165,198
      3,050,000     BBB-     Gulf Canada Resources, Sr. Notes, 8.375% due 11/15/05                                        3,095,750
     10,000,000     BBB-     Louis Dreyfus Natural Gas, Sr. Sub. Notes, 9.250% due 6/15/04                               10,477,970
      2,250,000     B+       Nuevo Energy Co., Sr. Sub. Notes, Series B, 9.500% due 6/1/08                                2,283,750
      5,000,000     BBB      Osprey Trust & Osprey I Inc., Secured, 7.797% due 1/15/03 (f)                                5,061,620
      2,100,000     BB-      Triton Energy Ltd., Sr. Notes, 8.875% due 10/1/07 (f)                                        2,134,125
      3,500,000     BB-      Western Gas Resources, Inc., Company Gtd., 10.000% due 6/15/09                               3,675,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         32,384,113
------------------------------------------------------------------------------------------------------------------------------------
Financial -- 4.2%
      5,500,000     A+       Aetna Inc., Company Gtd., 6.750% due 8/15/01                                                 5,511,105
        255,000     BB       Airplanes Pass-Thru Trust, Company Gtd., Series D, 10.875% due 3/15/12                         188,450
        500,000     A        The Bank of New York Co. Inc., Sub. Notes, 7.625% due 7/15/02                                  511,418
      2,000,000     A        Bank One Corp., Notes, 6.400% due 8/1/02                                                     2,004,708
      4,800,000     A        Bear Stearns Co. Inc., Sr. Notes, 6.450% due 8/1/02                                          4,792,853
      5,500,000     BBB-     Capital One Bank, Sr. Notes, 6.570% due 1/27/03                                              5,399,592

                       See Notes to Financial Statements.

 19 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 2000
--------------------------------------------------------------------------------

      FACE
     AMOUNT         RATING+                                SECURITY                                                         VALUE
===================================================================================================================================
Financial -- 4.2% (continued)
$     6,500,000     A+       The CIT Group, Inc., Notes, 7.500% due 11/14/03                                          $   6,590,708
      7,000,000     BBB      Comdisco Inc., Notes, 6.130% due 8/1/01                                                      6,562,500
                             ContiFinancial Corp., Sr. Notes:
      1,775,000     D           8.375% due 8/15/03 (e)                                                                      275,125
      1,750,000     D           8.125% due 4/1/08 (a)(e)                                                                    271,250
      5,000,000     BBB+     Dana Credit Corp., Notes, 7.250% due 12/16/02 (f)                                            4,349,280
      4,000,000     BBB-     Dime Bancorp Inc., Sr. Notes, 7.000% due 7/25/01                                             3,987,096
        700,000     A        General Motors Acceptance Corp., Sr. Unsubordinated, 6.750% due 2/7/02                         705,007
      2,000,000     A-       Heller Financial Inc., Notes, Series I, 6.500% due 7/22/02                                   1,997,910
      6,000,000     BBB+     IKON Capital Inc., Notes, Series C, 6.730% due 6/15/01                                       5,724,204
      1,000,000     A        Lehman Brothers Holdings, Inc., Sr. Sub. Notes, 7.250% due 4/15/03                           1,015,633
      1,000,000     AA+      Monumental Global Funding II, Notes, 6.950% due 10/1/03 (f)                                  1,020,144
      2,650,000     AA-      Morgan Stanley Dean Witter & Co., Notes, 7.750% due 6/15/05                                  2,787,222
      3,000,000     A-       PNC Funding Corp., Company Gtd., 6.950% due 9/1/02                                           3,023,670
      5,000,000     BB+      Sovereign Bancorp., Sr. Notes, 10.500% due 11/15/06                                          4,950,000
      7,000,000     A-       Textron Financial Corp., Notes, Series D, 7.180% due 10/15/02 (f)                            7,097,482
      6,900,000     A-       Transamerica Finance Corp., Notes, 7.250% due 8/15/02                                        6,991,584
                             Wachovia Corp.:
      2,000,000     A+          Sr. Unsubordinated Notes, 6.700% due 6/21/04                                              2,019,276
      5,000,000     A+          Sr. Notes, 6.925% due 10/15/03                                                            5,070,675
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         82,846,892
------------------------------------------------------------------------------------------------------------------------------------
Healthcare -- 1.0%
      3,040,000     B+       Fresenius Medical Capital Trust I, Company Gtd., 9.000% due 12/1/06 (a)                      2,926,000
      5,035,000     B+       Fresenius Medical Capital Trust II, Company Gtd., 7.875% due 2/1/08                          4,594,438
      5,000,000     BB+      HCA - The Healthcare Co., Notes, 8.750% due 9/1/10                                           5,288,460
      7,250,000     BB+      Tenet Healthcare Corp., Sr. Notes, Series B, 9.250% due 9/1/10                               7,911,563
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         20,720,461
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trust -- 0.8%
      4,700,000     BBB+     EOP Operating L.P., Sr. Notes, 6.375% due 2/15/03                                            4,666,799
      6,000,000     BBB      Simon Property Group L.P., Notes, 6.625% due 6/15/03                                         5,942,736
      5,810,000     BB+      Tanger Properties L.P., Company Gtd., 8.750% due 3/11/01                                     5,813,410
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         16,422,945
------------------------------------------------------------------------------------------------------------------------------------
Transportation -- 0.6%
      7,000,000     BBB      Royal Caribbean Cruises, Sr. Notes, 7.125% due 9/18/02                                       6,898,339
      5,000,000     CCC+     US Airways Inc., Sr. Notes, 9.625% due 2/1/01                                                4,993,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         11,892,089
------------------------------------------------------------------------------------------------------------------------------------
Utilities -- 1.0%
      7,000,000     BBB-     CMS Panhandle Holding Co., Sr. Notes, 6.125% due 3/15/04                                     6,742,330
        771,000     BBB      Columbia Gas Systems Inc., Notes, Series B, 6.610% due 11/28/02                                771,884
      5,000,000     BBB+     Dominion Resources Inc., Notes, Series D, 7.400% due 9/16/02                                 5,075,830
      7,000,000     A+       Jersey Central Power & Light Co., First Mortgage, 6.375% due 5/1/03                          6,936,748
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         19,526,792
------------------------------------------------------------------------------------------------------------------------------------
                             TOTAL CORPORATE BONDS
                             (Cost -- $563,940,667)                                                                     534,794,204
====================================================================================================================================
CONVERTIBLE BONDS -- 10.2%
Basic Industries -- 0.2%
      5,000,000     BBB-     INCO Ltd., 7.750% due 3/15/16                                                                4,612,500
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 20 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 2000
--------------------------------------------------------------------------------

      FACE
     AMOUNT         RATING+                                SECURITY                                                         VALUE
====================================================================================================================================

Communications -- 1.0%
$     5,000,000     Caa2*    EchoStar Communications Corp., 4.875% due 1/1/07                                         $   3,850,000
                             NTL Inc.:
      2,500,000     B-          7.000% due 12/15/08                                                                       1,946,875
     10,000,000     B-          5.750% due 12/15/09                                                                       4,862,500
     10,000,000     B-          5.750% due 12/15/09 (f)                                                                   4,862,500
      5,000,000     BB-      Rogers Communications Inc., 2.000% due 11/26/05                                              3,768,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         19,290,625
------------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals -- 0.7%
     25,000,000     CCC+     Amazon.Com Inc., 4.750% due 2/1/09                                                           9,500,000
      5,000,000     BB+      Hilton Hotels Corp., 5.000% due 5/15/06                                                      4,256,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         13,756,250
------------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 0.3%
     10,000,000     BBB-     AT&T Corp. - Liberty Media Group, 4.000% due 11/15/29                                        6,650,000
------------------------------------------------------------------------------------------------------------------------------------
Energy -- 1.7%
     10,000,000     A-       Diamond Offshore Drilling, Inc., 3.750% due 2/15/07                                         11,012,500
     10,000,000     CCC+     Friede Goldman Halter Inc., 4.500% due 9/15/04                                               5,250,000
      5,000,000     A        Hutchison Whampoa Ltd., 2.875% due 9/15/03 (f)                                               5,103,125
      7,500,000     BB-      Pogo Producing Co., 5.500% due 6/15/06                                                       7,228,125
      5,000,000     BBB-     SEACOR Holdings Inc., 5.375% due 11/15/06                                                    6,068,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         34,662,500
------------------------------------------------------------------------------------------------------------------------------------
Financials -- 0.6%
     12,500,000     NR       JMH Finance Ltd., 4.750% due 9/6/07 (a)(f)                                                  12,687,500
------------------------------------------------------------------------------------------------------------------------------------
Healthcare -- 1.1%
                             Affymetrix Inc.:
      5,000,000     CCC+        4.750% due 2/15/07 (f)                                                                    3,718,750
      5,000,000     CCC+        4.750% due 2/15/07                                                                        3,718,750
      2,500,000     BB-      AmeriSource Health Corp., 5.000% due 12/1/07 (f)                                             2,962,500
      5,000,000     BBB      Health Management Associates, Inc., 0.250% due 8/16/20 (f)                                   3,725,000
                             Invitrogen Corp.:
      1,000,000     NR          5.500% due 3/1/07                                                                         1,198,750
      4,000,000     NR          5.500% due 3/1/07 (f)                                                                     4,795,000
      2,000,000     BBB-     Teva Pharmaceutical Industries Ltd., 1.500% due 10/15/05 (f)                                 2,202,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         22,321,250
------------------------------------------------------------------------------------------------------------------------------------
Technology -- 4.6%
      6,000,000     CCC+     Advanced Micro Devices Inc., 6.000% due 5/15/05                                              5,617,500
      5,200,000     BBB      Analog Devices, Inc., 4.750% due 10/1/05 (f)                                                 4,595,500
     35,000,000     B-       Aspect Telecommunications, zero coupon due 8/10/18 (c)                                       7,656,250
     12,500,000     B-       At Home Corp., 4.750% due 12/15/06                                                           6,375,000
     17,500,000     B        Citrix Systems, Inc., zero coupon due 3/22/19                                                7,262,500
      5,000,000     BB+      Commscope, Inc., 4.000% due 12/15/06                                                         3,612,500
      5,250,000     B        Conexant Systems Inc., 4.000% due 2/1/07                                                     2,880,938
      5,000,000     B-       DoubleClick, Inc., 4.750% due 3/15/06                                                        2,937,500
      5,000,000     B-       Juniper Networks Inc., 4.750% due 3/15/07 (c)                                                5,218,750
     35,000,000     NR       Network Associates Inc., zero coupon due 2/13/18                                            10,412,500
      7,500,000     B-       NVIDIA Corp., 4.750% due 10/15/07                                                            4,846,875
     12,500,000     B+       Quantum Corp., 7.000% due 8/1/04                                                             9,812,500
     10,000,000     BBB-     SCI Systems Inc., 3.000% due 3/15/07 (a)                                                     7,912,500

                       See Notes to Financial Statements.

 21 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 2000
--------------------------------------------------------------------------------

      FACE
     AMOUNT         RATING+                                SECURITY                                                         VALUE
====================================================================================================================================
Technology -- 4.6% (continued)
                             Solectron Corp.:
$    10,000,000     BBB         Zero coupon due 5/8/20                                                                $   5,675,000
     10,000,000     BBB         Zero coupon due 11/20/20                                                                  5,175,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         89,990,813
------------------------------------------------------------------------------------------------------------------------------------
                             TOTAL CONVERTIBLE BONDS
                             (Cost -- $212,640,476)                                                                     203,971,438
====================================================================================================================================
ASSET-BACKED SECURITIES -- 10.3%
                             Chase Commercial Mortgage Securities Corp., Series 2000-FL1:
      3,000,000     BBB         Class E, Floating Rate 8.528% due 12/15/13                                                2,992,031
      1,048,125     BBB-        Class F, Floating Rate 9.178% due 12/15/13                                                1,048,125
      3,000,000     A-       Citadel Hill Commercial Loan Obligation, Series 2000-1,
                                Class A3L, Floating Rate 6.547% due 1/30/13                                               3,000,000
        613,986     BBB      Cityscape Home Equity Loan Trust, Series 1997-C,
                                Class B1A, Floating Rate 7.748% due 7/25/28                                                 595,374
      1,497,665     BBB      Coast-Plymouth Tax Lien Capital, LLC, Series 1999-A,
                                Class B, Floating Rate 8.810% due 11/15/04                                                1,490,626
      2,000,000     BBB-     Contimortgage Home Equity Loan Trust, Series 1999-3,
                                 Class B, Floating Rate 7.000% due 12/25/29 1,358,125
                             Countrywide Asset-Backed Certificates, Series 1999-2:
      2,000,000     BBB         Class BV, Floating Rate 9.248% due 5/25/29                                                2,016,880
      3,000,000     AA          Class MV1, Floating Rate 7.088% due 5/25/29                                               2,988,330
      4,025,000     A           Class MV2, Floating Rate 7.548% due 5/25/29                                               4,007,391
                             Countrywide Asset-Backed Certificates, Series 1999-3:
      1,000,000     Baa2*       Class BV, Floating Rate 9.748% due 10/25/30                                               1,012,500
      4,000,000     A2*         Class MV2, Floating Rate 7.848% due 10/25/30                                              4,015,000
        300,000     Baa2*    CS First Boston Mortgage Securities Corp., Series 1998-FL1A,
                                Class F, Floating Rate 7.921% due 1/10/13                                                   298,897
      2,512,406     NR       Delta Funding Home Equity Loan Trust, Series 2000-1,
                                Floating Rate 12.500% due 10/26/30                                                        2,515,546
      5,000,000     Aaa*     Diversified Asset Securitization Holdings, Series 1,
                                Class A1, Floating Rate 7.415% due 12/30/34                                               5,001,000
      3,772,079     Aa1*     Donaldson, Lufkin & Jenrette Commercial Mortgage Corp.,
                                Series 1998-ST1A, Class B1, Floating Rate 7.755% due 1/8/11                               3,771,635
      3,015,629     AAA      Equicon Home Equity Loan Trust, Series 1992-7,
                                Class B, Floating Rate 7.700% due 9/18/13                                                 3,006,206
      6,000,000     A        First Dominion Funding I, Series 1A,
                                Class B, Floating Rate 7.584% due 7/10/13                                                 5,705,400
      5,000,000     Baa2*    First Dominion Funding II, Series 1A,
                                Class C, Floating Rate 9.210% due 4/25/14                                                 4,956,000
     15,000,000     AA       Fortress CBO Investments I, Limited, Series 1A,
                                 Class B, Floating Rate 7.448% due 7/25/38                                               15,000,000
      5,000,000     NR       Guaranteed Residential Securities Trust, Series 1999-A,
                                Class A, Floating Rate 6.948% due 1/28/30                                                 4,997,000
      7,000,000     A-       Highland Legacy Limited CLO, Series 1A,
                                Class B2, Floating Rate 8.259% due 6/1/11                                                 7,025,157
      2,189,911     NR       Indymac Home Equity Loan Asset-Backed Trust, Series 2000-A,
                                Class BB, Floating Rate 8.000% due 6/25/31                                                2,143,375
      2,608,000     BBB      Merrill Lynch Mortgage Investors, Inc., Series 1999-NC1,
                                Class B, Floating Rate 9.586% due 6/20/30                                                 2,639,765

                       See Notes to Financial Statements.

 22 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 2000
--------------------------------------------------------------------------------

      FACE
     AMOUNT         RATING+                                SECURITY                                                         VALUE
====================================================================================================================================

ASSET-BACKED SECURITIES -- 10.3% (continued)
$     8,500,000     NR       Nomura Depositor Trust, Series 1998-ST1A,
                                Class A3A, Floating Rate 7.260% due 1/15/03                                           $   8,404,375
        889,598     NR       Paragon Residual Interest, Series 1999-R,
                                Class A, Floating Rate 9.790% due 5/15/05                                                   865,319
      3,000,000     AAA      Pennant CBO Limited, Series 1A,
                                Class A, Floating Rate 7.360% due 3/14/11                                                 3,042,656
      2,312,032     NR       Resecuritization Mortgage Trust, Series 1999-A,
                                Class 2M2, Floating Rate 8.207% due 11/25/25                                              2,364,775
      4,000,000     A3*      Sabre Funding Ltd., Series 1A,
                                Class A3, Floating Rate 7.750% due 12/31/40                                               3,960,000
                             Salomon Brothers Mortgage Securities VII:
     11,703,000     BBB         Series 1999-AQ1, Class M3, Floating Rate 9.648% due 4/25/29                              11,790,773
     10,968,000     A2*         Series 1999-NC3, Class M2, Floating Rate 7.838% due 7/25/29                              11,029,695
      7,500,000     Baa2*       Series 1999-NC4, Class M3, Floating Rate 9.106% due 9/25/29                               7,631,250
                             Sasco Floating Rate Commercial Mortgage:
      5,829,202     Aa1*        Series 1998-C3A, Class D, Floating Rate 7.398% due 6/25/01                                5,834,667
        913,083     A3*         Series 1999-C3, Class G, Floating Rate 8.136% due 3/20/02                                   917,003
                             Saxon Asset Securities Trust:
      5,000,000     Aa2*        Series 1998-3, Class MV1, Floating Rate 7.148% due 4/25/28                                5,005,390
      4,000,000     Aa2*        Series 1999-2, Class MV1, Floating Rate 7.098% due 5/25/29                                4,001,328
        351,094     Baa2*       Series 1999-3, Class BF1A, Floating Rate 8.640% due 7/25/02                                 351,377
      1,716,834     Baa2*       Series 1999-3, Class BV1A, Floating Rate 9.200% due 8/25/01                               1,726,576
                             Southern Pacific Thrift and Loan Assoc., Series 1996-C1:
      5,000,000     NR          Class C, Floating Rate 7.648% due 4/25/28                                                 5,021,875
      3,000,000     NR          Class D, Floating Rate 8.148% due 4/25/28                                                 3,020,640
                             Stanfield CLO Ltd.:
      5,000,000     AAA         Series 1A, Class A1, Floating Rate 7.448% due 7/15/14                                     5,032,750
      6,000,000     A3*         Series 1A, Class B1, Floating Rate 8.298% due 7/15/14                                     6,013,200
      3,000,000     A3*         Series 2, Class B1, Floating Rate 8.148% due 4/15/15                                      3,000,000
      6,000,000     NR       Starwood Asset Receivables Trust, Series 2000-1,
                                Class E, Floating Rate 9.398% due 1/25/05                                                 6,022,335
                             Structured Asset Securities Corp.:
      6,000,000     A           Series 1998-8, Class M2, Floating Rate 7.248% due 8/25/28                                 6,013,860
      6,000,000     BBB         Series 1999-BC1, Class B, Floating Rate 9.398% due 1/25/29                                6,071,308
      5,456,000     A2*         Series 1999-RM1, Class M2, Floating Rate 7.948% due 7/25/29                               5,462,820
      1,000,000     A-       Sutter CBO, Series 1999-1, Class A4L, Floating Rate 8.300% due 11/30/11                      1,003,750
     11,500,000     A2*      WMC Mortgage Loan Pass-Through Certificates, Series 1999-A,
                                Class M2, Floating Rate 8.210% due 10/15/29                                              11,600,625
------------------------------------------------------------------------------------------------------------------------------------

                             TOTAL ASSET-BACKED SECURITIES
                             (Cost -- $206,319,630)                                                                      206,772,710

====================================================================================================================================

   CONTRACTS                           SECURITY                        VALUE
--------------------------------------------------------------------------------
PURCHASED OPTIONS (b) -- 1.2%
Purchased Puts -- 0.8%
                    Bristol-Myers Squibb Co.:
          1,000        Put @ $70, Expire 1/20/01                        100,000
          2,000        Put @ $80, Expire 1/20/01                      1,362,500
          1,000     Cisco Systems, Inc., Put @ $55, Expire
                       1/20/01                                        1,675,000
            350     Sun Microsystems, Inc., Put @ $52.50, Expire
                       1/20/01                                          861,875


                       See Notes to Financial Statements.

 23 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 2000
--------------------------------------------------------------------------------

   CONTRACTS                           SECURITY                        VALUE
--------------------------------------------------------------------------------
Purchased Puts -- 0.8% (continued)
                    S & P 500 Index:
          2,000        Put @ $1,275, Expire 1/20/01              $    2,800,000
          1,000        Put @ $1,300, Expire 1/20/01                   2,125,000
          1,000        Put @ $1,275, Expire 2/17/01                   2,737,500
          1,000        Put @ $1,300, Expire 3/17/01                   4,325,000
--------------------------------------------------------------------------------
                                                                     15,986,875
--------------------------------------------------------------------------------
Purchased Calls-- 0.4%
          1,000     Cisco Systems, Inc., Call @ $70, Expire
                       1/20/01                                            3,125
            300     Juniper Networks Inc., Call @ $155, Expire
                       1/20/01                                          144,375
                    S & P 500 Index:
            750        Call @ $1,300, Expire 1/20/01                  3,356,250
            500        Call @ $1,300, Expire 3/17/01                  3,887,500
--------------------------------------------------------------------------------
                                                                      7,391,250
--------------------------------------------------------------------------------
                    TOTAL PURCHASED OPTIONS
                    (Cost -- $33,009,361)                            23,378,125

      FACE
     AMOUNT                            SECURITY                        VALUE
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 2.2%
$    10,000,000     ConAgra Foods, Inc., 7.500% due 1/25/01           9,945,833
     10,000,000     PHH Corp., 7.650% due 1/31/01                     9,932,000
      9,000,000     Public Service Electric & Gas Co.,
                       7.550% due 2/9/01                              8,922,613
     10,000,000     SAFECO Credit Co., 7.700% due 1/29/01             9,935,833
      5,622,000     York International Corp., 7.450% due
                       1/26/01                                        5,590,587
--------------------------------------------------------------------------------
                    TOTAL CORPORATE SHORT-TERM NOTES
                    (Cost -- $44,326,866)                            44,326,866
================================================================================
REPURCHASE AGREEMENT -- 0.7%
     14,885,000     Goldman, Sachs & Co., 6.000% due 1/2/01;
                       Proceeds at maturity-- $14,894,923;
                       (Fully collateralized by U.S. Treasury
                       Bonds and Notes, 6.000% to 9.125% due
                       7/31/01 to 8/15/17; Market value--
                       $15,182,700) (Cost-- $14,885,000)             14,885,000
================================================================================
                    TOTAL INVESTMENTS -- 100%
                    (Cost -- $1,905,162,628**)                   $2,002,980,844
================================================================================
(a)  All or a portion of this security is on loan (See Note 7).
(b)  Non-income producing security.
(c) Security segregated as collateral to cover written call options and to maintain the margin requirement on open S&P 500 Index futures contracts.
(d) On January 2, 2001, Chase Manhattan Corp. and J.P. Morgan & Co. merged to form J.P. Morgan Chase & Co.
(e)  Security is currently in default.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
+ All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's") with the exception of those identified by an asterisk (*) which are rated by Moody's Investor Service, Inc. ("Moody's").
**   Aggregate cost for Federal income tax purposes is substantially the same.

     See page 26 for definition of bond ratings.

                       See Notes to Financial Statements.

 24 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Options Written                                    December 31, 2000
--------------------------------------------------------------------------------

                                                                                                      STRIKE
CONTRACTS                                                                         EXPIRATION           PRICE          VALUE
====================================================================================================================================

    300        Affymetrix, Inc.                                                     2/17/01           $ 92.50      $(168,750)
  1,000C       Cisco Systems, Inc.                                                  1/20/01             75.00         (3,125)
    300        Juniper Networks, Inc.                                               1/20/01            160.00       (118,125)
------------------------------------------------------------------------------------------------------------------------------------

               TOTAL COVERED CALL OPTIONS WRITTEN
               (Premiums received -- $1,718,893)                                                                    $(290,000)
====================================================================================================================================

 25 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------
The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "CC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA  --    Bonds rated "AAA" have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA   --    Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A    --    Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB  --    Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB,B,--    Bonds rated "BB","B","CCC" and "CC" are regarded, on balance, as
CCC        predominantly speculative with respect to capacity to pay interest
and        and repay principal in accordance with the terms of the obligation.
CC "BB" indicates a lower degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D    --    Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa  --    Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.

Aa   --    Bonds rated "Aa" are judged to be of the high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A    --    Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa  --    Bonds rated "Baa" are considered to be medium grade obligations; that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

Ba   --    Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby may not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B    --    Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

Caa  --    Bonds rated "Caa" are of poor standing. These issues may be in default,or present elements of danger may exist with respect to principal or interest.

NR   --    Indicates that the bond is not rated by Standard & Poor's or Moody's.

 26 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            December 31, 2000
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost-- $1,905,162,628)                 $ 2,002,980,844
  Collateral for securities on loan (Note 7)                        230,978,717
  Interest and dividends receivable                                  16,855,008
  Receivable for securities sold                                     13,505,088
  Receivable for Fund shares sold                                     3,013,942
--------------------------------------------------------------------------------
  Total Assets                                                    2,267,333,599
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities on loan (Note 7)                           230,978,717
  Payable for securities purchased                                   10,404,992
  Payable for Fund shares purchased                                   5,126,007
  Payable to broker - variation margin                                2,957,500
  Dividend payable                                                    1,832,557
  Investment advisory fees payable                                      868,118
  Administration fees payable                                           327,633
  Written options, at value (Premiums received-- $1,718,893)
  (Note 5)                                                              290,000
  Distribution fees payable                                             177,317
  Payable to bank                                                        14,578
  Accrued expenses                                                      598,359
--------------------------------------------------------------------------------
  Total Liabilities                                                 253,575,778
--------------------------------------------------------------------------------
Total Net Assets                                                $ 2,013,757,821
================================================================================
NET ASSETS:
  Par value of shares of beneficial interest                    $       124,950
  Capital paid in excess of par value                             1,867,838,911
  Undistributed net investment income                                14,582,419
  Accumulated net realized gain from security transactions,
  options, futures contracts and foreign                             35,901,642
  currencies
  Net unrealized appreciation of investments, options, futures
  contracts and foreign currencies                                   95,309,899
--------------------------------------------------------------------------------
Total Net Assets                                                $ 2,013,757,821
================================================================================
Shares Outstanding:
  Class A                                                            47,111,263
  Class B                                                            68,338,569
  Class L                                                             2,034,114
  Class O                                                             2,582,187
  Class Y                                                             4,884,057
Net Asset Value:
  Class A (and redemption price)                                         $16.19
  Class B *                                                              $16.05
  Class L **                                                             $16.08
  Class O **                                                             $16.07
  Class Y (and redemption price)                                         $16.36
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 5.26% of net asset value per share)      $17.04
  Class L (net asset value plus 1.01% of net asset value per share)      $16.24
================================================================================
* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).
** Redemption price is NAV of Class L and O shares reduced by 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.

 27 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations                     For the Year Ended December 31, 2000
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest Dividends                                            $    90,542,334
  Less: Foreign withholding tax                                      35,057,090
  Total Investment Income                                               (32,439)
--------------------------------------------------------------------------------
                                                                    125,566,985
--------------------------------------------------------------------------------
EXPENSES:
  Distribution fees (Note 2)                                         12,264,360
  Investment advisory fees (Note 2)                                  11,866,875
  Administration fees (Note 2)                                        4,315,227
  Shareholder and system servicing fees                               1,648,271
  Shareholder communications                                            331,895
  Custody                                                               106,795
  Registration fees                                                      99,725
  Audit and legal                                                        47,705
  Trustees' fees                                                         24,000
  Other                                                                  30,236
--------------------------------------------------------------------------------
  Total Expenses                                                     30,735,089
--------------------------------------------------------------------------------
Net Investment Income                                                94,831,896
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS,
FUTURES CONTRACTS AND FOREIGN CURRENCIES (NOTES 3, 4 AND 5):
  Realized Gain (Loss) From:
     Security transactions (excluding short-term securities)        314,616,705
     Options purchased                                              (92,448,350)
     Options written                                                 (5,326,170)
     Futures contracts                                                1,650,021
     Foreign currency transactions                                       12,772
--------------------------------------------------------------------------------
  Net Realized Gain                                                 218,504,978
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Note 8)                   (189,160,329)
--------------------------------------------------------------------------------
Net Gain on Investments, Options, Futures Contracts and Foreign
  Currencies                                                         29,344,649
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                          $   124,176,545
================================================================================

                       See Notes to Financial Statements.

 28 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets             For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                              2000             1999
=======================================================================================================================
OPERATIONS:
  Net investment income                                                               $    94,831,896    $   72,465,004
  Net realized gain                                                                       218,504,978       742,412,274
  Decrease in net unrealized appreciation                                                (189,160,329)     (693,844,806)
-----------------------------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                                                  124,176,545       121,032,472
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                                   (85,042,022)      (65,811,807)
  Net realized gains                                                                     (261,922,420)     (514,998,084)
-----------------------------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
     Distributions to Shareholders                                                       (346,964,442)     (580,809,891)
-----------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                                                        264,400,709       220,257,176
  Net asset value of shares issued in connection with the transfer of the
     CitiSelect 400 Fund's net assets (Note 8)                                             87,429,231                --
  Net asset value of shares issued for reinvestment of dividends                          273,046,676       452,975,960
  Cost of shares required                                                                (933,226,798)   (1,885,922,917)
-----------------------------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions                                    (308,350,182)   (1,212,689,781)
-----------------------------------------------------------------------------------------------------------------------
  Decrease in Net Assets                                                                 (531,138,079)   (1,672,467,200)

NET ASSETS:
  Beginning of year                                                                     2,544,895,900     4,217,363,100
-----------------------------------------------------------------------------------------------------------------------
  End of year*                                                                        $ 2,013,757,821    $2,544,895,900
=======================================================================================================================
* Includes undistributed net investment income of:                                        $14,582,419        $7,790,038
=======================================================================================================================

                       See Notes to Financial Statements.

 29 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

The Smith Barney Premium Total Return Fund ("Fund"), a separate investment fund of Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.The Trust consists of this Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, Smith Barney Convertible Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Balanced Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other Funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board of Trustees. Portfolio securities that are traded primarily on a domestic or foreign exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Over-the-counter securities are valued on the basis of the bid price at the close of business each day. Options are generally valued at the mean of the quoted bid and asked prices. Investments in U.S. government securities (other than short-term securities) are valued at the mean of the quoted bid and asked price; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (e) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) dividends and distributions to shareholders are recorded on the ex-dividend date;(g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class; (j) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 2000, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized gains amounting to $73,612,959 was reclassified to paid-in capital. In addition, a portion of undistributed net investment income amounting to $135,732 was reclassified to paid-in-capital. Net investment income, net realized gains and net assets were not affected by this change; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition,the Fund may from time to time enter into options and/or futures contracts in order to hedge market risk.

2.   Investment Advisory Agreement, Administration Agreement and Other
     Transactions

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.55% of the average daily net assets. This fee is calculated daily and paid monthly.

SSBC has entered into a sub-advisory agreement with Salomon Brothers Asset Management ("SaBAM"), an affiliate of SSBC. Pursuant to the sub-advisory agreement, SaBAM is responsible for the day-to-day portfolio operations and investment decisions for the Fund. SSBC pays SaBAM a monthly fee calculated at an annual rate of 0.375% of the average daily net assets of the Fund. This fee is paid monthly.

 30 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

SSBC acts as Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the year ended December 31, 2000, the Fund paid transfer agent fees of $1,633,988 to CFTC.

Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Fund's distributor replacing CFBDS, Inc. ("CFBDS"). In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the year ended December 31, 2000, SSB and its affiliates received brokerage commissions of $113,776.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L and O shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended December 31, 2000, SSB and CFBDS received sales charges of $415,000 and $150,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                                    Class A           Class B          Class L
================================================================================
CDSCs                               $1,000          $2,015,000         $6,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B, L and O shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B, L and O shares calculated at the annual rate of 0.50%, 0.75% and 0.45% of the average daily net assets of each class, respectively. For the year ended December 31, 2000, total Distribution Plan fees incurred were:

                                                                   Distribution
                                                                    Plan Fees
================================================================================
Class A                                                             $ 1,663,003
--------------------------------------------------------------------------------
Class B                                                              10,039,682
--------------------------------------------------------------------------------
Class L                                                                 231,303
--------------------------------------------------------------------------------
Class O                                                                 330,372
================================================================================

All officers and one Trustee of the Trust are employees of SSB.

3.   Investments

During the year ended December 31, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                        $1,508,955,822
--------------------------------------------------------------------------------
Sales                                                             2,155,631,633
================================================================================

At December 31, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                    $  210,452,027
Gross unrealized depreciation                                      (112,633,811)
--------------------------------------------------------------------------------
Net unrealized appreciation                                      $   97,818,216
================================================================================

4.   Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

 31 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At December 31, 2000, the Fund had the following open futures contracts:

                           # of                         Basis         Market       Unrealized
Purchased Contracts      Contracts      Expiration      Value          Value          Loss
==================================================================================================
S&P 500                     650           3/01       $220,859,046   $216,937,500    $(3,921,546)
==================================================================================================

5.   Option Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At December 31, 2000, the Fund held four purchased call options with a total cost of $17,415,526 and eight purchased put options with a total cost of $15,593,835.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

 32 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
The following written covered call option transactions occurred during the year ended December 31, 2000:

                                                                    Number of
                                                                    Contracts          Premiums
=================================================================================================
Options written, outstanding at December 31, 1999                      4,845         $  1,900,335
Options written                                                       37,426           34,438,003
Options cancelled in closing purchase transactions                   (36,137)         (32,592,000)
Options expired                                                       (2,034)          (1,222,471)
Options exercised                                                     (2,500)            (804,974)
-------------------------------------------------------------------------------------------------
Options written, outstanding at December 31, 2000                      1,600         $  1,718,893
=================================================================================================

The following written covered put option transactions occurred during the year ended December 31, 2000:

                                                                    Number of
                                                                    Contracts          Premiums
=================================================================================================
Options written, outstanding at December 31, 1999                         --         $          0
Options written                                                        2,379            5,109,737
Options cancelled in closing purchase transactions                    (2,379)          (5,109,737)
-------------------------------------------------------------------------------------------------
Options written, outstanding at December 31, 2000                         -- $                  0
=================================================================================================

6.   Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

7.   Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. Government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

 33 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
At December 31, 2000, the Fund had loaned common stocks having a value of $224,534,005 and holds the following collateral for loaned securities:

Security Description                                                                                            Value
========================================================================================================================
Time Deposits:
   Bank of Australia/New Zealand, 6.63% due 1/2/01                                                          $ 44,803,186
   Bank Brussels, 6.66% and 6.70% due 1/2/01                                                                  51,476,000
   Bayerische Landsbank, 6.63% due 1/2/01                                                                     38,130,371
   CS First Boston Corp., 3.00%, 5.00% and 7.06%, due 1/2/01                                                  34,317,334
   Societe General, 6.63% due 1/2/01                                                                          17,966,647
   Suntrust Bank, 4.50% due 1/2/01                                                                             9,180,559
Floating Rate Notes:
   Bear, Stearns & Co., 6.50% and 6.61% due 9/12/01 and 10/30/01                                               2,310,033
   First Union National Bank, 6.51% due 5/21/01                                                                1,457,978
   First Union National Bank, 6.61% due 5/23/01                                                                1,296,091
   First Union National Bank, 6.63% due 7/27/01                                                                  889,800
   KeyBank Corp., 5.88% due 2/14/01                                                                           12,513,070
   Morgan Stanley Dean Witter, 6.75% due 6/4/01                                                                1,212,284
   Natexis Banque, 6.58% and 6.71% due 2/9/01 and 2/1/01                                                       7,410,151
Commercial Paper:
   American Telephone, 7.46% due 1/12/01                                                                       1,565,531
   CXC Inc., 6.66% due 1/5/01                                                                                    183,948
   Phillip Morris, 6.71% due 1/5/01                                                                            2,583,568
Repurchase Agreement:
   UBS Warburg LLC, 6.00% due 1/2/01                                                                           1,493,998
Yankee Certificates of Deposit:
   Daichi Kangyo Bank, 6.73% due 1/8/01                                                                          460,968
   Daichi Kangyo Bank, 6.73% due 1/9/01                                                                        1,581,351
   Norinchunkin Bank, 6.72% 1/16/01                                                                              145,849
------------------------------------------------------------------------------------------------------------------------
Total                                                                                                       $230,978,717
========================================================================================================================

Interest income earned by the Fund from securities loaned for the year ended December 31, 2000 was $336,850.

Note 8. Transfer of Net Assets

On October 13, 2000, the Fund aquired the assets and certain liabilities of the CitiSelect 400 Fund pursuant to a plan of reorganization approved by CitiSelect 400 Fund shareholders on October 2, 2000. Total shares issued by the Fund and the total net assets of the CitiSelect 400 Fund and the Fund on the date of transfer were as follows:

                                              Total Net Assets
                         Shares Issued              of the          Total Net Assets
                             by the              CitiSelect 400          of the
Aquired Fund                  Fund                   Fund                 Fund
====================================================================================
CitiSelect 400 Fund         4,965,062             $87,429,231         $2,017,199,848
====================================================================================

The total net assets of the CitiSelect 400 Fund before acquisition included unrealized depreciation of $12,450,296. Total net assets of the Fund immediately after the transfer were $2,104,647,155. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

 34 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
  Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

9.   Shares of Beneficial Interest

At December 31, 2000, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

At December 31, 2000, total paid-in capital amounted to the following for each class:

                                  Class A            Class B             Class L          Class O           Class Y
====================================================================================================================================

Total Paid-in Capital         $835,481,030         $831,741,181        $42,881,217      $53,255,796     $104,604,637
====================================================================================================================================

Transactions in shares of each class were as follows:

                                                              Year Ended                                Year Ended
                                                            December 31, 2000                        December 31, 1999
                                                    -----------------------------------       ---------------------------------
                                                        Shares              Amount               Shares            Amount
===============================================================================================================================
Class A
Shares sold                                           10,888,926         $ 193,319,869         5,576,417     $  114,564,826
Shares issued on reinvestment                          5,801,577            97,512,714         6,613,942        120,314,446
Net asset value of shares issued
   in connection with the transfer of
   CitiSelect 400 Fund's net assets                    4,937,808            86,952,909                --                 --
Shares reacquired                                    (11,450,691)         (202,817,533)      (17,182,305)      (350,048,640)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                               10,177,620         $ 174,967,959        (4,991,946)    $ (115,169,368)
===========================================================================================================================
Class B
Shares sold                                            2,395,792         $  41,603,701         3,352,189     $   68,275,906
Shares issued on reinvestment                          9,863,992           165,830,547        17,523,284        316,413,809
Net asset value of shares issued
   in connection with the transfer of
   CitiSelect 400 Fund's net assets                       27,254               476,322                --                 --
Shares reacquired                                    (39,195,357)         (692,467,016)      (71,868,845)    (1,468,014,821)
---------------------------------------------------------------------------------------------------------------------------
Net Decrease                                         (26,908,319)        $(484,556,446)      (50,993,372)    $1,083,325,106)
===========================================================================================================================
Class L
Shares sold                                            1,037,818         $  17,901,848           503,863     $   10,440,957
Shares issued on reinvestment                            210,862             3,508,565           243,173          4,381,254
Shares reacquired                                       (512,440)           (9,022,721)         (645,526)       (13,037,142)
---------------------------------------------------------------------------------------------------------------------------
Net Increase                                             736,240         $  12,387,692           101,510     $    1,785,069
===========================================================================================================================
Class O
Shares sold                                               59,447         $   1,048,433           110,823     $    2,284,326
Shares issued on reinvestment                            368,885             6,194,850           656,558         11,866,451
Shares reacquired                                     (1,167,469)          (20,639,697)       (2,548,374)       (52,147,892)
---------------------------------------------------------------------------------------------------------------------------
Net Decrease                                            (739,137)        $ (13,396,414)       (1,780,993)    $  (37,997,115)
===========================================================================================================================
Class Y
Shares sold                                              614,429         $  10,526,858         1,261,008     $   24,691,161
Shares reacquired                                       (452,683)           (8,279,831)         (131,721)        (2,674,422)
---------------------------------------------------------------------------------------------------------------------------
Net Increase                                             161,746         $   2,247,027         1,129,287     $   22,016,739
===========================================================================================================================

 35 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year ended December 31, except where noted:

Class A Shares                                    2000(1)        1999(1)        1998(1)        1997(1)       1996(1)(2)  1996(3)

====================================================================================================================================
Net Asset Value, Beginning of Year                $18.07         $21.38         $22.19       $19.14          $17.40     $16.33
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                            0.83           0.54           0.33         0.39            0.16       0.37
   Net realized and unrealized gain                 0.29           0.50           1.00         4.29            2.21       1.98
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                        1.12           1.04           1.33         4.68            2.37       2.35
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           (0.77)         (0.49)         (0.25)       (0.38)          (0.16)     (0.37)
   Net realized gains                              (2.23)         (3.86)         (1.89)       (1.25)          (0.47)     (0.91)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (3.00)         (4.35)         (2.14)       (1.63)          (0.63)     (1.28)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                      $16.19         $18.07         $21.38       $22.19          $19.14     $17.40
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                        6.48%          5.37%          6.20%       25.19%          13.80%++   14.76%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                  $762,556       $667,303       $896,342     $833,540        $608,203   $534,329
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                         1.09%          1.12%          1.12%        1.11%           1.12%+     1.12%
   Net investment income                            4.71           2.63           1.48         1.89            2.05+      2.16
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               73%            93%            43%          43%             30%        58%
====================================================================================================================================

Class B Shares                                    2000(1)        1999(1)        1998(1)        1997(1)       1996(1)(2)  1996(3)

====================================================================================================================================
Net Asset Value, Beginning of Year                $17.94         $21.26         $22.17       $19.14          $17.40     $16.33
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                            0.73           0.41           0.22         0.29            0.12       0.28
   Net realized and unrealized gain                 0.28           0.52           0.99         4.28            2.21       1.99
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                        1.01           0.93           1.21         4.57            2.33       2.27
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           (0.67)         (0.39)         (0.23)       (0.29)          (0.12)     (0.29)
   Net realized gains                              (2.23)         (3.86)         (1.89)       (1.25)          (0.47)     (0.91)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (2.90)         (4.25)         (2.12)       (1.54)          (0.59)     (1.20)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                      $16.05         $17.94         $21.26       $22.17          $19.14     $17.40
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                        5.87%          4.85%          5.64%       24.55%          13.57%++   14.21%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                $1,097         $1,709         $3,110       $3,170          $2,355     $2,021
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                         1.61%          1.63%          1.61%        1.60%           1.54%+     1.62%
   Net investment income                            4.19           2.02           0.99         1.39            1.63+      1.66
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               73%            93%            43%          43%             30%        58%
====================================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year-end of the Fund.
(3)  For the fiscal year August 1, 1995 through July 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

 36 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout the period ended December 31, except where noted:

Class L Shares                                         2000(1)       1999(1)      1998(1)(2)
============================================================================================
Net Asset Value, Beginning of Year                     $17.97        $21.29        $23.06
--------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                                 0.66          0.40          0.06
   Net realized and unrealized gain (loss)               0.30          0.48         (0.01)
--------------------------------------------------------------------------------------------
Total Income From Operations                             0.96          0.88          0.05
--------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                (0.62)        (0.34)        (0.00)*
   Net realized gains                                   (2.23)        (3.86)        (1.82)
--------------------------------------------------------------------------------------------
Total Distributions                                     (2.85)        (4.20)        (1.82)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Year                           $16.08        $17.97        $21.29
--------------------------------------------------------------------------------------------
Total Return                                             5.58%         4.60%         0.36%++
--------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                        $32,718       $23,318       $25,471
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                              1.87%         1.88%         1.82%+
   Net investment income                                  3.91         1.93          0.55+
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                    73%           93%            43%
============================================================================================

Class B Shares                                    2000(1)        1999(1)        1998(1)        1997(1)       1996(1)(4)  1996(5)
====================================================================================================================================

Net Asset Value, Beginning of Year                $17.95         $21.28         $22.18       $19.15          $17.41     $16.33
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                            0.74           0.42           0.23         0.30            0.12       0.29
   Net realized and unrealized gain                 0.29           0.51           0.99         4.28            2.21       1.99
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                        1.03           0.93           1.22         4.58            2.33       2.28
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           (0.68)         (0.40)         (0.23)       (0.30)          (0.12)     (0.29)
   Net realized gains                              (2.23)         (3.86)         (1.89)       (1.25)          (0.47)     (0.91)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (2.91)         (4.26)         (2.12)       (1.55)          (0.59)     (1.20)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                      $16.07         $17.95         $21.28       $22.18         $ 19.15     $17.41
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                        5.97%          4.83%          5.69%       24.60%          13.58%++   14.30%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                   $41,490        $59,629       $108,576      $93,676         $42,637    $31,044
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                         1.58%          1.60%          1.59%        1.56%           1.55%+     1.59%
   Net investment income                            4.22           2.05           1.02         1.41            1.61+      1.68
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               73%            93%            43%          43%             30%        58%
====================================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2)  For the period from June 15, 1998 (inception date) to December 31, 1998.
(3)  On June 12, 1998, Class C shares were renamed Class O shares.
(4) For the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year-end of the Fund.
(5)  For the fiscal year August 1, 1995 through July 31, 1996.
*    Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

 37 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year ended December 31, except where noted:

Class Y Shares                                    2000(1)        1999(1)        1998(1)        1997(1)       1996(1)(2)  1996(3)
====================================================================================================================================
Net Asset Value, Beginning of Year                $18.22         $21.49         $22.24       $19.17          $17.42     $17.57
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                            0.90           0.64           0.40         0.47            0.17       0.19
   Net realized and unrealized gain                 0.28           0.48           1.01         4.29            2.23       0.33
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                        1.18           1.12           1.41         4.76            2.40       0.52
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           (0.81)         (0.53)         (0.27)       (0.44)          (0.18)     (0.21)
   Net realized gains                              (2.23)         (3.86)         (1.89)       (1.25)          (0.47)     (0.46)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (3.04)         (4.39)         (2.16)       (1.69)          (0.65)     (0.67)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                      $16.36         $18.22         $21.49       $22.24$          19.17     $17.42
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                        6.81%          5.72%          6.56%       25.61%          13.95%++    2.93%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                   $79,899        $86,047        $77,210      $50,882         $26,585    $13,192
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                         0.77%          0.77%          0.76%        0.76%           0.80%+     0.87%+
   Net investment income                            5.05           3.08           1.82         2.22            2.36+      2.24+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               73%            93%            43%          43%             30%        58%
====================================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year-end of the Fund.
(3)  For the period from February 7, 1996 (inception date) to July 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

 38 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------
The Shareholders and Board of Trustees of
Smith Barney Income Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Premium Total Return Fund of Smith Barney Income Funds as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, the period from August 1, 1996 to December 31, 1996 and for the year ended July 31,
1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. As to securities purchased or sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Premium Total Return Fund of Smith Barney Income Funds as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

                                                                        KPMG LLP

New York, New York
February 9, 2001

 39 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended December 31, 2000:

     .    A corporate dividends received deduction of 13.48%.

     .    Total long-term capital gain distributions paid $218,810,776.

 40 Smith Barney Premium Total Return Fund | 2000 Annual Report to Shareholders

     SMITH BARNEY
PREMIUM TOTAL RETURN FUND


TRUSTEES
Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan


OFFICERS
Heath B. McLendon
President and
Chief Executive Officer


Lewis E. Daidone
Senior Vice President
and Treasurer


Ross S. Margolies
Investment Officer


Anthony Pace
Controller


Christina T. Sydor
Secretary

INVESTMENT ADVISER
SSB Citi Fund Management LLC


DISTRIBUTOR
Salomon Smith Barney Inc.


CUSTODIAN
PFPC Trust Company


TRANSFER AGENT
Citi Fiduciary  Trust Company
125 Broad Street,  11th Floor
New York, New York 10004


SUB-TRANSFER AGENT
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

Smith Barney Premium Total Return Fund

This report is submitted for the general information of shareholders of Smith Barney Income Funds -- Smith Barney Premium Total Return Fund. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information. If used as sales material after March 31, 2000, this report must be accompanied by performance information for the most recently completed calendar quarter.


SMITH BARNEY PREMIUM TOTAL RETURN FUND
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013


For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

[LOGO OF SMITH BARNEY]


 Salomon Smith Barney is a service mark of Salomon
 Smith Barney Inc.


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